                  PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                      MODIFIED SINGLE PREMIUM VARIABLE LIFE
                               INSURANCE POLICIES
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                            TELEPHONE (800) 231-5453

This Prospectus describes Putnam Hartford Inheritance Manager Variable Life, a modified single premium variable life insurance policy ("Policy" or "Policies") offered by Hartford Life and Annuity Insurance Company ("Hartford") to applicants age 90 and under. The Policy lets the Policy Owner pay a single premium and, subject to restrictions, additional premiums.


The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 43.
A loan, distribution or other amount received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy. Any surrender amounts that are taxable will be subject to a 10% additional tax, with certain exceptions.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the Putnam Money Market Sub-Account. After the Right to Cancel Period has expired, the amounts allocated will be transferred to the Funds specified in the Policy Owner's application. The underlying investment options (Funds) of Putnam Variable Trust currently available under the Policy are:




Putnam Asia Pacific Growth Sub-Account  - shares of Class IA of the Putnam VT
                                          Asia Pacific Growth Fund of the Putnam
                                          Variable Trust
Putnam Diversified Income Sub-Account   - shares of Class IA of the Putnam VT
                                          Diversified Income Fund Bond Fund of
                                          the Putnam Variable Trust (a bond fund)
The George Putnam Fund Sub-Account      - shares of Class IA of the Putnam VT
                                          The George Putnam Fund of Boston of
                                          the Putnam Variable Trust
Putnam Global Asset Allocation          - shares of Class IA of the Putnam VT
  Sub-Account                             Global Asset Allocation Fund of the
                                          Putnam Variable Trust
Putnam Global Growth Sub-Account        - shares of Class IA of the Putnam VT
                                          Global Growth Fund of the Putnam
                                          Variable Trust
Putnam Growth and Income Sub-Account    - shares of Class IA of the Putnam VT
                                          Growth and Income Fund of the Putnam
                                          Variable Trust
Putnam Health Sciences Sub-Account      - shares of Class IA of the Putnam VT
                                          Health Sciences Fund of the Putnam
                                          Variable Trust
Putnam High Yield Sub-Account           - shares of Class IA of the Putnam VT
                                          High Yield Fund of the Putnam Variable
                                          Trust
Putnam International Growth Sub-Account - shares of Class IA of the Putnam VT
                                          International Growth Fund of the
                                          Putnam Variable Trust
Putnam International Growth and Income  - shares of Class IA of the Putnam VT
  Sub-Account                             International Growth and Income Fund
                                          of the Putnam Variable Trust
Putnam International New Opportunities  - shares of Class IA of the Putnam VT
  Sub-Account                             International New Opportunities Fund of
                                          the Putnam Variable Trust (an
                                          international fund)
Putnam Investors Sub-Account            - shares of Class IA of the Putnam VT
                                          Investors Fund of the Putnam Variable
                                          Trust
Putnam Money Market Sub-Account         - shares of Class IA of the Putnam VT
                                          Money Market Fund of the Putnam
                                          Variable Trust
Putnam New Opportunities Sub-Account    - shares of Class IA of the Putnam VT
                                          New Opportunities Fund of the Putnam
                                          Variable Trust (a capital appreciation
                                          fund)
Putnam New Value Sub-Account            - shares of Class IA of the Putnam VT
                                          New Value Fund of the Putnam Variable
                                          Trust
Putnam OTC & Emerging Growth            - shares of Class IA of the Putnam VT
  Sub-Account                             OTC & Emerging Growth Fund of the
                                          Putnam Variable Trust
Putnam U.S. Government and High         - shares of Class IA of the Putnam VT
  Quality Bond Sub-Account                U.S. Government and High Quality
                                          Bond Fund of the Putnam Variable
                                          Trust
Putnam Utilities Growth & Income        - shares of Class IA of the Putnam VT
  Sub-Account                             Utilities Growth and Income Fund of the
                                          Putnam Variable Trust
Putnam Vista Sub-Account                - shares of Class IA of the Putnam VT
                                          Vista Fund of the Putnam Variable Trust
                                          (a capital appreciation fund)
Putnam Voyager Sub-Account              - shares of Class IA of the Putnam VT
                                          Voyager Fund of the Putnam Variable
                                          Trust (a capital appreciation fund)


There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts allocated to the Funds. The Policy continues in effect as long as the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are received by Hartford.

The Policies provide for a Face Amount, which is the minimum death benefit under a Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


The date of this Prospectus is May 1, 1998.

                              TABLE OF CONTENTS


                                                                          Page
                                                                          ----
SPECIAL TERMS...........................................................    4
SUMMARY.................................................................    7
THE COMPANY.............................................................   11
THE SEPARATE ACCOUNT....................................................   12
         General........................................................   12
         Funds..........................................................   12
         Investment Adviser.............................................   16
 THE POLICY.............................................................   16
         Application for a Policy.......................................   16
         Premiums.......................................................   17
         Allocation of Premiums.........................................   17
         Accumulation Unit Values.......................................   18
DEDUCTIONS AND CHARGES..................................................   18
POLICY BENEFITS AND RIGHTS..............................................   25
         Death Benefit..................................................   25
         Account Value..................................................   25
         Transfer of Account Value......................................   26
         Policy Loans...................................................   27
         Amount Payable on Surrender of the Policy......................   28
         Partial Surrenders.............................................   29
         Benefits at Maturity...........................................   29
         Lapse and Reinstatement........................................   29
         Cancellation and Exchange Rights...............................   30
         Suspension of Valuation, Payments and Transfers................   30
LAST SURVIVOR POLICIES..................................................   30
OTHER MATTERS...........................................................   31
        Voting Rights...................................................   31
        Statements to Policy Owners.....................................   32
        Limit on Right to Contest.......................................   32
        Misstatement as to Age and Sex..................................   32
        Settlement Provisions...........................................   32
        Beneficiary.....................................................   35
        Assignment......................................................   35
        Dividends.......................................................   35
EXECUTIVE OFFICERS AND DIRECTORS........................................   36
DISTRIBUTION OF THE POLICIES............................................   41
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS............................   42
FEDERAL TAX CONSIDERATIONS..............................................   43
     General............................................................   43
     Taxation of Hartford and the Separate Account......................   43
     Income Taxation of Policy Benefits.................................   43

                                                                          Page
                                                                          ----
     Last Survivor Policies.............................................   44
     Modified Endowment Contracts.......................................   44
     Estate and Generation Skipping Taxes...............................   45
     Diversification Requirements.......................................   45
     Ownership of the Assets in the Separate Account....................   46
     Life Insurance Purchased for Use in Split Dollar Arrangements......   47
     Federal Income Tax Withholding.....................................   47
     Non-Individual Ownership of Policies...............................   47
     Other..............................................................   48
     Life Insurance Purchases by Nonresident Aliens
      and Foreign Corporations..........................................   48
LEGAL PROCEEDINGS.......................................................   48
LEGAL MATTERS...........................................................   48
EXPERTS.................................................................   48
REGISTRATION STATEMENT..................................................   49
APPENDIX A..............................................................   50

 The Policies and/or Policy Owner Option 2 may not be available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

                                  SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Account Value: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

Accumulation Unit: An accounting unit of measure used to calculate the value of a Sub-Account.

Annual Withdrawal Amount: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

Annuity Unit: An accounting unit of measure used to calculate the amount of annuity payments.

Attained Age: The Issue Age plus the number of fully completed Policy Years.

Cash Surrender Value: The Cash Value less all Indebtedness.

Cash Value: The Account Value less any Surrender Charge and any Unamortized Tax charge due upon surrender.

Code: The Internal Revenue Code of 1986, as amended.

Coverage Amount: The Death Benefit less the Account Value.

Death Benefit: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

Death Proceeds: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

Deduction Amount: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

Face Amount: On the Policy Date, the initial Face Amount is the amount shown on the Policy's specifications page. Thereafter, the Face Amount is reduced by any partial surrenders.

Funds: The registered management investment companies in which assets of the Separate Account may be invested.

Guideline Single Premium: The "Guideline Single Premium" as defined in Section 7702 of the Code.

Home Office: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Indebtedness: All monies owed to Hartford by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

Insured: The person on whose life the Policy is issued.

Issue Age: As of the Policy Date, the Insured's age on Insured's last birthday.

Loan Account: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

Monthly Activity Date: The day of each month on which deductions and charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.


Policy: For a Policy issued to an individual, the Policy is the individual Policy and any endorsements or riders. For a group Policy, the Policy is a certificate evidencing a participatory interest in a group Policy and any endorsements or riders. Any references in this Prospectus to a Policy includes the certificate.


Policy Anniversary: The anniversary of the Policy Date.

Policy Date: The date from which Policy Anniversaries and Policy Years are measured.

Policy Owner: The owner of the Policy.

Policy Owner Options: The Policy Owner may elect one of two options offered by Hartford to pay Mortality and Expense Risk charges and certain tax related charges. The Policy Owner must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:

      Option 1: Asset Based Charges: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges-Policy Owner Options - Unamortized Tax Charge" Page 23. See "Deductions and Charges -- Policy Owner Options" page 22.

      Option 2: Fronted Charges: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See "Deductions and Charges - Policy Owner Options" page 22.

Policy Year: The twelve months between Policy Anniversaries.

Separate Account: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

Sub-Account: The subdivisions of the Separate Account used to allocate a Policy Owner's Account Value, less Indebtedness, among the Funds.

Surrender Charge: A charge which may be assessed upon surrender of a Policy or partial surrenders in excess of the Annual Withdrawal Amount.


Valuation Day: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


Valuation Period: The period between the close of business on successive Valuation Days.

                                     SUMMARY

The Policies

The Policies are life insurance policies with death benefits, cash values, and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premium payments have been allocated. The Policies are credited with units ("Accumulation Units") to calculate Account Values. The Policy Owner may transfer the Account Values among the Funds.

The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 30.

The Separate Account and the Funds


Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 20 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. The investment objectives of the Funds are as set forth in "The Separate Account," page 12. Applicants should read the Funds prospectuses accompanying this Prospectus in connection with the purchase of a Policy.

The following table shows annual fund operating expenses for 1997:


                        Annual Fund Operating Expenses
                       (as a percentage of net assets)


-------------------------------------------------------------------------------
                                             Management    Other       Total
                                                Fees     Expenses      Fund
                                              (absent     (absent     Operating
                                              any  fee      any       Expenses
                                              waivers)    expense      (1)(2)
                                                         reimburse-
                                                           ments)
-------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund             0.800%      0.270%     1.070%
-------------------------------------------------------------------------------
Putnam VT Diversified Income Fund              0.690%      0.110%     0.800%
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
                                               0.650%      0.360%     1.010%
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund         0.660%      0.110%     0.770%
-------------------------------------------------------------------------------
Putnam VT Global Growth Fund                   0.600%      0.150%     0.750%
-------------------------------------------------------------------------------
Putnam VT Growth and Income Fund               0.470%      0.040%     0.510%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                 0.700%      0.340%     1.040%
-------------------------------------------------------------------------------
Putnam VT High Yield Fund                      0.660%      0.060%     0.720%
-------------------------------------------------------------------------------
Putnam VT International Growth Fund            0.800%      0.470%     1.270%
-------------------------------------------------------------------------------
Putnam VT International Growth and Income
Fund                                           0.800%      0.320%     1.120%
-------------------------------------------------------------------------------
Putnam VT International New Opportunities
Fund                                           1.200%      0.680%     1.890%
-------------------------------------------------------------------------------
Putnam VT Investors Fund                       0.650%      0.330%     0.980%
-------------------------------------------------------------------------------
Putnam VT Money Market Fund                    0.450%      0.090%     0.540%
-------------------------------------------------------------------------------
Putnam VT New Opportunities Fund               0.580%      0.050%     0.630%
-------------------------------------------------------------------------------
Putnam VT New Value Fund                       0.700%      0.150%     0.850%
-------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund           0.700%      0.340%     1.040%
-------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality
Bond Fund                                      0.610%      0.080%     0.690%
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund     0.670%      0.070%     0.740%
-------------------------------------------------------------------------------
Putnam VT Vista Fund                           0.650%      0.220%     0.870%
-------------------------------------------------------------------------------
Putnam VT Voyager Fund                         0.540%      0.050%     0.590%
-------------------------------------------------------------------------------

(1)Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2)The Management Fees and Other Expenses shown in the table above do not reflect an expense limitation. After an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:


                                 Management     Other         Total Fund
                                   Fees       Expenses     Operating Expenses

Putnam VT The George
 Putnam Fund of Boston*            0.49%        0.36%            0.85%
Putnam VT Health
 Sciences Fund*                    0.56%        0.34%            0.90%
Putnam VT International
 Growth Fund                       0.73%        0.47%            1.20%
Putnam VT International
 New Opportunities Fund            0.92%        0.68%            1.60%
Putnam VT Investors Fund*          0.52%        0.33%            0.85%
Putnam VT OTC & Emerging
 Growth Fund*                      0.56%        0.34%            0.90%

*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.




The investment adviser for all the Funds is Putnam Management. See "The Separate Account," page 12.

Premiums

The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies in those cases that represent substandard risks according to customary underwriting guidelines.

Deductions and Charges

On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata from each Sub-Account. The Deduction Amount includes a cost of insurance charge, a Tax Expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges" page 18, and "Policy Benefits and Rights -- Lapse and Reinstatement," page 29.

If the Account Value on a Policy Anniversary or on any date the Policy is surrendered is less than $50,000, Hartford will deduct an annual maintenance fee of $30. See "Deductions and Charges -- Annual Maintenance Fee," page 21.

The Policy Owner may pay certain deductions and charges by electing one of two available options at the time the Policy is issued. Once elected, the Policy Owner Options cannot be changed:

      Under Option 1:
- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond.
- a Tax Expense charge is also deducted monthly at an annual rate of .40% for the first 10 Policy Years.
- an Unamortized Tax charge is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges- Policy Owner Options - Unamortized Tax Charge" Page 23.

      Under Option 2: (May not be available in all states)
- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond.
- a Tax Expense charge is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.

Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 25, and "Federal Tax Considerations," page 43.

Applicants should review the Funds' prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.

Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. See "Deductions and Charges -- Surrender Charge," page 22.

For a discussion of the tax consequences of surrender of the Policy or a partial surrender, see "Federal Tax Considerations," page 43.

Death Benefit

The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary of the Policy. See "Policy Benefits and Rights - Death Benefit," page 25.

Account Value

The Account Value will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights - Account Value," page 25.

Policy Loans

A Policy Owner may obtain one or both types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Policy Benefits and Rights - Policy Loans," page 27.

Lapse

A Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights - Policy Loans," page 27, and "Lapse and Reinstatement," page 29.

Cancellation and Exchange Rights

A Policy Owner has a limited right to return the Policy for cancellation. If the Policy Owner returns the Policy to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Policy Owner, within seven days thereafter, the greater of the premiums paid for the Policy, less any Indebtedness or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

In addition, once the Policy is in effect, it may be exchanged during the first 24 months after its issuance for a permanent life insurance policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights - Cancellation and Exchange Rights," page 30.

Tax Consequences

The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 43.

                                 THE COMPANY


Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P. O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.


Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                             THE SEPARATE ACCOUNT

General

Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

Funds


The underlying investment options for the Policies are shares of Class IA of the Putnam Variable Trust, an open-end series investment company. The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to close Funds or to offer additional funds with differing investment objectives. There is no assurance that any of the Funds will achieve its stated objectives. These Funds may not be available in all states.


Putnam VT Asia Pacific Growth Fund

Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

Putnam VT Diversified Income Fund

Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in what are commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.


Putnam VT The George Putnam Fund of Boston

Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.


Putnam VT Global Asset Allocation Fund

Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

Putnam VT Global Growth Fund

Seeks capital appreciation through a globally diversified portfolio of common stocks.

Putnam VT Growth and Income Fund

Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


Putnam VT Health Sciences Fund

Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.


Putnam VT High Yield Fund

Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

Putnam VT International Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

Putnam VT International Growth and Income Fund


Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.


Putnam VT International New Opportunities Fund

Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

Putnam VT Investors Fund

Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.


Putnam VT Money Market Fund

Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

Putnam VT New Opportunities Fund

Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

Putnam VT New Value Fund

Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.


Putnam VT OTC & Emerging Growth Fund

Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.


Putnam VT U.S. Government and High Quality Bond Fund


Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


Putnam VT Utilities Growth and Income Fund

Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

Putnam VT Vista Fund

Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

Putnam VT Voyager Fund

Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other funds managed by Putnam Management may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.


The Funds are available only to serve as the underlying investment for variable annuity and variable life policies. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Fund's prospectuses, which should be read in conjunction with this Prospectus before investing, and in the Funds Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life policy owners and the variable annuity contract owners would not bear any expenses attendant upon establishment of such separate funds.

Investment Adviser

Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectuses for a more complete description of Putnam Management and the respective fees of the Funds.

                                  THE POLICY

Application for a Policy

Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

If the Coverage Amount is over the current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery Hartford will require a sufficient payment to place the insurance in force.

Premiums

The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

Allocation of Premiums

Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to the Putnam Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in the Putnam Money Market Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Putnam Money Market Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the premium payment.

Accumulation Unit Values

The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights - Account Value," page 25.

All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

                            DEDUCTIONS AND CHARGES

The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 29.

The Policy Owner may elect one of two options offered by Hartford to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

-------------------------------------------------------------------------------
                     Deducted from All  When Deduction is
Deduction or Charge  Policies           made                Amount Deducted
-------------------------------------------------------------------------------
                                                            Individualized
                                                            depending on age,
                                                            sex and other
Cost of Insurance    Yes                Monthly             factors
-------------------------------------------------------------------------------
                                                            .25% of amounts
Administrative                                              allocated to the
Charge               Yes                Monthly             Separate Account
-------------------------------------------------------------------------------
                     Only Policies
                     with an Account
                     Value of less
                     than $50,000 on
                     the Policy         On the Policy
                     Anniversary Date   Anniversary Date
Annual Maintenance   or date of         or upon surrender
Fee                  surrender          of the Policy       $30.00
-------------------------------------------------------------------------------
                                                            A percentage of
                                                            the amount
                                                            surrendered,
                                                            depending on the
                                                            Policy Year,
                                        Upon surrender or   which is
                                        partial surrender   attributable to
Surrender Charge     Yes                of the Policy       premiums paid
-------------------------------------------------------------------------------
                                                            Under Option 1:
                                                            .40% of Account
                                                            Value for Policy
                                                            Years 1-10
                                        Under Option 1:
                                        Monthly             Under Option 2:
                                                            4% of each
                                        Under Option 2:     premium payment
                                        Receipt of premium  in all Policy
Tax Expense Charge   Yes                payment             Years
===============================================================================

-------------------------------------------------------------------------------
                                                            Under Option 1:
                                                            .90% of Account
                                                            Value in Policy
                                                            Years 1-10 and
                                                            .50% for Policy
                                                            Years 11 and
                                                            beyond.

                                                            Under Option 2:
                                                            .65% of Account
                                                            Value in Policy
                                                            Years 1-10 and
                                                            .50% for Policy
Mortality and                                               years 11 and
Expense Risk Charge  Yes                Monthly             beyond
-------------------------------------------------------------------------------
                                                            A percentage of
                                                            the Account Value
                                                            depending on the
                                        Upon surrender or   Policy Year the
Unamortized Tax      No, only under     partial surrender   surrender takes
Charge               Option 1           of the Policy       place.
-------------------------------------------------------------------------------

Cost of Insurance Charge: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For Policies eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table at age 100 (age last birthday). For Policies not eligible for simplified underwriting, standard risks have a guaranteed cost of insurance of 100% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. Substandard risks and Policies issued employing simplified underwriting procedures will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30 %

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights -- Death Benefit," page 25.)

Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

Administrative Charge: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

Annual Maintenance Fee

If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30.

This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies. Hartford reserves the right to waive the Annual Maintenance Fee under certain conditions.

Surrender Charge

Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy," page 28.

Policy Owner Options

In addition to the deductions and charges described above, the Policy Owner, at the time the Policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk charges. The option selected by the Policy Owner may affect Policy Value.

      OPTION 1: ASSET-BASED CHARGES: Under this payment option, the Policy Owner will pay:

Mortality and Expense Risk Charge: Hartford will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

Tax Expense Charge: Hartford will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 cost of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under
Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

Unamortized Tax Charge: Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

   POLICY
    YEAR                   RATE
    ----                   ----
      1                    2.25%
      2                    2.00%
      3                    1.75%
      4                    1.50%
      5                    1.25%
      6                    1.00%
      7                    0.75%
      8                    0.50%
      9                    0.25%
      10+                  0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

      OPTION 2: FRONTED CHARGES: Under this option, the Policy Owner will pay:

Mortality and Expense Risk Charge: In Policy Years 1 through 10, Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

Tax Expense Charge: Hartford will deduct from Premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hartford's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred under Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

This Option may not be available in all states.

Other Deductions or Charges

Charges Against the Funds

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

Taxes Charged Against the Separate Account

Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                          POLICY BENEFITS AND RIGHTS

Death Benefit

While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.

   EXAMPLES:

                                                  A                   B
                                                  -                   -
   Face Amount:                               $100,000            $100,000
   Insured's Age:                                   40                  40
   Account Value on Date of Death:              46,500              34,000
   Specified Percentage                            250%                250%

   In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.

   In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters - Settlement Provisions," page 32.


Account Value

The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan

Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy - Accumulation Unit Values," page 18.

Transfer of Account Value


While the Policy remains in force, and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded. Hartford will send the Policy Owner a confirmation of the transfer within five days from the date of any instruction. It is the responsibility of the Policy Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days.


Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

Policy Loans

While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Cash Value.

The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to Code Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 29.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

Amount Payable on Surrender of the Policy

While the Policy is in force, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and Unamortized Tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 43.


If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Settlement Provisions," page 32), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, any amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to any applicable Surrender Charge.

Partial Surrenders

While the Policy is in force, a Policy Owner may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after a partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to the Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges - Surrender Charge," page 22. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 43.

Benefits at Maturity

If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations - Income Taxation of Policy Benefits," page 43.)

Lapse and Reinstatement

The Policy will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61-day grace period to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

The Policy will continue through the grace period, but if no payment is forthcoming it will terminate at the end of the grace period. If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights - Death Benefit," page 25.

If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.

Cancellation and Exchange Rights

A Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be cancelled within ten days after delivery of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the Policy Owner within seven days the greater of premiums paid for the Policy less any Indebtedness or the sum of (1) the Account Value less Indebtedness on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

Once the Policy is in force, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at the election of the Policy Owner, either the same Coverage Amount under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

Suspension of Valuation, Payments and Transfers

Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

                            LAST SURVIVOR POLICIES

The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix A," page 50.

2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations," page 43.


                                OTHER MATTERS

Voting Rights

In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (See "Policy Benefits and Rights - Policy Loans," page 27) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectuses accompanying this Prospectus to determine matters on which shareholders may vote.

Hartford may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds.

In addition, Hartford itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

Statements to Policy Owners

Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

Limit on Right to Contest

Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

Misstatement as to Age and Sex

If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.


Settlement Provisions


The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. Under payment Options 2, 3 and 4, no surrender or partial surrenders are permitted after payments commence. Full surrender or partial surrenders may be made from payment Options 1 or 6, but they are subject to the Surrender Charge, if applicable. Only a full surrender is allowed from payment Option 5. A surrender from payment Option 5 will also be subject to the Surrender Charge, if applicable.

Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account. The following options are available under the Policies (Hartford may offer other payment options):

Option 1: Interest Income

This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

Option 2: Life Annuity

A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

Option 3: Life Annuity with 120, 180 or 240 Monthly Payments Certain

This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

Option 4: Joint and Last Survivor Annuity

An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

Option 5: Payments for a Designated Period

An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.

In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

Option 5 is an option that does not involve life contingencies.


Option 6: Policy Proceeds Settlement Option


Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

Variable and Fixed Annuity Payments: When an Annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

Variable Annuity: The Policies contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

Fixed Annuity: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

Hartford will make any other arrangements for income payments as may be agreed on.

Beneficiary

The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

Assignment

The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

Dividends

No dividends will be paid under the Policies.

                       EXECUTIVE OFFICERS AND DIRECTORS




----------------------------------------------------------------------------------------------------------------------------
NAME; AGE              POSITION WITH HARTFORD;        OTHER BUSINESS PROFESSION, VOCATION
                       YEAR OF ELECTION               OR EMPLOYMENT FOR PAST FIVE YEARS;
                                                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
Wendell J. Bossen      Vice President, 1995**         Vice President (1992-Present), Hartford Life and
64                                                    Accident Insurance Company; Vice President
                                                      (1992-Present), Hartford Life Insurance
                                                      Company; President (1992-Present), International
                                                      Corporate Marketing Group, Inc.
----------------------------------------------------------------------------------------------------------------------------
Gregory A. Boyko       Senior Vice President, Chief   Vice President & Controller (1995-1997), Hartford;
46                     Financial Officer & Treasure   Director (1997-Present); Senior Vice President,
                       1997                           Chief Financial Officer & Treasurer (1997-
                       Director, 1997 *               Present); Vice President & Controller (1995-
                                                      1997), Hartford Life and Accident Insurance
                                                      Company; Director (1997-Present); Senior Vice
                                                      President, Chief Financial Officer & Treasurer
                                                      (1997-Present); Vice President and Controller
                                                      (1995-1997), Hartford Life Insurance Company;
                                                      Senior Vice President, Chief Financial Officer &
                                                      Treasurer (1997-Present), Hartford Life, Inc.;
                                                      Chief Financial Officer (1994-1995), IMG
                                                      American Life; Senior Vice President (1992-
                                                      1994), Connecticut Mutual Life Insurance
                                                      Company.
----------------------------------------------------------------------------------------------------------------------------
Peter W. Cummins       Senior Vice President, 1997    Vice President (1993-1997), Hartford; Senior Vice
60                                                    President, (1997-Present); Vice President (1989-
                                                      1997), Hartford Life and Accident Insurance
                                                      Company; Senior Vice President (1997-Present);
                                                      Vice President (1989-1997); Senior Vice
                                                      President (1997-Present); Vice President (1989-
                                                      1997), Hartford Life Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
Ann M. de Raismes      Senior Vice President, 1997    Vice President (1994-1997), Hartford; Senior
47                     Director of Human Resources,   Vice President (1997-Present); Vice President
                       1994                           (1994-1997); Assistant Vice President (1992-
                                                      1994); Director of Human Resources (1991-
                                                      Present), Hartford Life and Accident Insurance
                                                      Company; Senior Vice President (1997-Present);
                                                      Vice President (1994-1997); Assistant Vice
                                                      President (1992-1994); Director of  Human
                                                      Resources (1991-Present), Hartford Life
                                                      Insurance Company; Vice President, Human
                                                      Resources (1997-Present), Hartford Life, Inc.
----------------------------------------------------------------------------------------------------------------------------
James R. Dooley        Vice President, 1993           Director, Information Services (1973-1997),
61                                                    Hartford Life Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch       Vice President,  1995          Vice President (1995-Present); Actuary (1994-
45                     Actuary, 1997                  Present); Assistant Vice President (1992-1995),
                                                      Hartford Life and Accident Insurance Company;
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME; AGE              POSITION WITH HARTFORD;        OTHER BUSINESS PROFESSION, VOCATION
                       YEAR OF ELECTION               OR EMPLOYMENT FOR PAST FIVE YEARS;
                                                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
                                                      Vice President (1995-Present); Actuary (1994-
                                                      Present); Assistant Vice President (1992-1995),
                                                      Hartford Life Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
David T. Foy           Vice President, 1998           Assistant Vice President (1995-1998), Hartford;
31                                                    Vice President (1998-Present), Assistant Vice
                                                      President (1995-1998), Hartford Life Insurance
                                                      Company.
----------------------------------------------------------------------------------------------------------------------------
J. Richard Garrett     Vice President, 1994           Treasurer (1994-1997), Hartford; Vice President
53                     Assistant Treasurer, 1997      (1993-Present); Assistant Treasurer (1997-
                                                      Present); Treasurer (1984-1997), Hartford Life
                                                      and Accident Insurance Company; Vice
                                                      President, (1993-Present); Assistant Treasurer
                                                      (1997-Present); Treasurer (1986-1997), Hartford
                                                      Life Insurance Company; Vice President (1997-
                                                      Present), Hartford Life, Inc.
----------------------------------------------------------------------------------------------------------------------------
Donald J. Gillette     Vice President, 1997           Assistant Vice President (1995-1997), Hartford;
52                                                    Assistant Vice President (1995-1997), Hartford
                                                      Life and Accident Insurance Company; Assistant
                                                      Vice President (1995-Present), Hartford Life
                                                      Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
John P. Ginnetti       Executive Vice President and   Senior Vice President - Individual Life and Annuity
52                     Director, Asset Management     Division (1988-1994), Hartford; Director (1988-
                       Services, 1994                 Present); Director (1988-Present); Executive Vice
                       Director, 1988                 President & Director, Asset Management Services
                                                      (1994-Present); Senior Vice President - Individual
                                                      Life and Annuity Division (1988-1994), Hartford
                                                      Life and Accident Insurance Company; Executive
                                                      Vice President, Asset Management, Hartford Life,
                                                      Inc. (1997-Present).
----------------------------------------------------------------------------------------------------------------------------
William A.             Senior Vice President, 1997    Senior Vice President (1997- Present), Hartford;
Godfrey, III                                          Senior Vice President (1997-Present), Hartford
41                                                    Life and Accident Insurance Company; Vice
                                                      President Information Technology (1997-Present),
                                                      Hartford Life, Inc.
----------------------------------------------------------------------------------------------------------------------------
Lynda Godkin           Senior Vice President, 1997    Assistant General Counsel and Secretary (1994-
44                     General Counsel, 1996          1995), Hartford; Director (1997-Present); Senior
                       Corporate Secretary, 1996      Vice President (1997-Present); General Counsel
                       Director, 1997 *               (1996-Present); Corporate Secretary (1995-
                                                      Present); Associate General Counsel (1995-
                                                      1996); Assistant General Counsel and Secretary
                                                      (1994-1995); Counsel (1990-1994), Hartford Life
                                                      and Accident Insurance Company; Senior Vice
                                                      President (1997-Present); General Counsel
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME; AGE              POSITION WITH HARTFORD;         OTHER BUSINESS PROFESSION, VOCATION
                       YEAR OF ELECTION                OR EMPLOYMENT FOR PAST FIVE YEARS;
                                                       OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
                                                       (1996-Present); Corporate Secretary (1995-
                                                       Present); Director (1997-Present); Associate
                                                       General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel
                                                       (1990-1994), Hartford Life Insurance Company;
                                                       Vice President and General Counsel (1997-
                                                       Present), Hartford Life, Inc.
----------------------------------------------------------------------------------------------------------------------------
Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
53                     Vice President, 1994            President (1998-Present); Vice President (1993-
                                                       1997); Assistant Vice President (1987-1993),
                                                       Hartford Life and Accident Insurance Company;
                                                       Senior Vice President (1998-Present); Vice
                                                       President (1994-1997); Assistant Vice President
                                                       (1987-1994), Hartford Life Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
Christopher Graham     Vice President, 1997
47
----------------------------------------------------------------------------------------------------------------------------
Mark E. Hunt           Vice President, 1998            Assistant Vice President (1997-1998), Hartford;
37                                                     Vice President (1998-Present), Hartford Life and
                                                       Accident Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce       Vice President, 1997            Assistant Vice President (1995-1997), Hartford;
39                                                     Assistant Vice President (1994-1997), Hartford
                                                       Life and Accident Insurance Company; Vice
                                                       President (1997-Present); Assistant Vice
                                                       President (1994-1997), Hartford Life Insurance
                                                       Company.
----------------------------------------------------------------------------------------------------------------------------
Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and
37                                                     Accident Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner      Senior Vice President, 1998     Senior Vice President (1998-Present); Vice
46                     Vice President, 1997            President (1994-1998), Hartford; Senior Vice
                                                       President (1998-Present); Vice President (1994-
                                                       1997); Regional Vice President (1991-1994),
                                                       Hartford Life Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
David N. Levenson      Vice President, 1998            Assistant Vice President (1997-1998), Hartford.
31
----------------------------------------------------------------------------------------------------------------------------
William B. Malchodi,   Vice President, 1994            Vice President (1994-Present);
Jr.                                                    Director of Taxes (1992-1998), Hartford Life and
50                                                     Accident Insurance Company; Vice President
                                                       (1994-Present); Director of Taxes (1991-1998),
                                                       Hartford Life Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
Thomas M. Marra        Executive Vice President, 1996  Senior Vice President (1993-1996); Director of
39                     Director, Individual Life and   Individual Annuities (1991-1993), Hartford;
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME; AGE              POSITION WITH HARTFORD;         OTHER BUSINESS PROFESSION, VOCATION
                       YEAR OF ELECTION                OR EMPLOYMENT FOR PAST FIVE YEARS;
                                                       OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
                       Annuity Division, 1993          Director (1994-Present); Executive Vice President
                         Director, 1994*               (1995-Present); Director, Individual Life and
                                                       Annuity Division (1994-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-
                                                       1994); Actuary (1987-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1994-
                                                       Present); Executive Vice President (1995-
                                                       Present); Director, Individual Life and Annuity
                                                       Division (1994-Present); Senior Vice President
                                                       (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1995), Hartford Life Insurance Company;
                                                       Executive Vice President, Individual Life and
                                                       Annuities (1997-Present), Hartford Life, Inc.
----------------------------------------------------------------------------------------------------------------------------
Steven L. Matthieson   Vice President, 1984            Director of New Business (1984-1997), Hartford.
53
----------------------------------------------------------------------------------------------------------------------------
C. Michael O'Halloran  Vice President, 1997            Vice President (1997-Present), Hartford Life and
51                                                     Accident Insurance Company; Vice President
                                                       (1997-Present), Hartford Life Insurance
                                                       Company; Corporate Secretary (1997-Present),
                                                       Hartford Life, Inc.; Senior Associate General
                                                       Counsel (1988-Present), Director of Corporate
                                                       Law (1994-Present), The Hartford Financial
                                                       Services Group.
----------------------------------------------------------------------------------------------------------------------------
Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice
37                       Chief Actuary, 1994           President (1992-1993); Actuary (1989-1994),
                                                       Hartford; Senior Vice President (1997-Present);
                                                       Chief Actuary (1995-Present); Vice President
                                                       (1993-1997); Actuary (1990-1995), Hartford Life
                                                       and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Chief Actuary (1994-
                                                       Present); Vice President (1993-1997); Assistant
                                                       Vice President (1992-1993); Actuary (1989-1994),
                                                       Hartford Life Insurance Company; Vice President
                                                       and Chief Actuary (1997-Present), Hartford Life,
                                                       Inc.
----------------------------------------------------------------------------------------------------------------------------
David T. Schrandt      Vice President, 1987            Treasurer (1987-1997); Controller (1987-1997),
50                                                     Hartford.
----------------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith       President, 1989                 Chief Operating Officer (1989-1997), Hartford;
58                     Chief Executive Officer         Director (1981-Present); President (1989-
                       1997                            Present); Chief Executive Officer (1997-Present);
                       Director, 1985 *                Chief Operating Officer (1989-1997), Hartford Life
                                                       and Accident Insurance Company; Director (1981-
                                                       Present); President (1989-
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME; AGE              POSITION WITH HARTFORD;         OTHER BUSINESS PROFESSION, VOCATION
                       YEAR OF ELECTION                OR EMPLOYMENT FOR PAST FIVE YEARS;
                                                       OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
                                                       Present), Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life Insurance
                                                       Company; Chief Executive Officer and President
                                                       and Director (1997-Present), Hartford Life, Inc.
----------------------------------------------------------------------------------------------------------------------------
Raymond P. Welnicki    Senior Vice President &         Vice President (1993-1994), Hartford; Director
49                     Director, Employee Benefit      (1994-Present); Senior Vice President (1995-
                       Division, 1994                  Present); Director, Employee Benefit Division
                       Director, 1994*                 (1997-Present); Vice President (1993-1995),
                                                       Hartford Life and Accident Insurance Company;
                                                       Senior Vice President, Employee Benefits (1997-
                                                       Present), Hartford Life, Inc.; Board of Directors,
                                                       Ethix Corp.
----------------------------------------------------------------------------------------------------------------------------
Walter C. Welsh        Senior Vice President, 1997     Senior Vice President (1997-Present); Vice
51                                                     President (1994-1997); Assistant Vice President
                                                       (1992-1995), Hartford Life and Accident
                                                       Insurance Company; Senior Vice President
                                                       (1997-Present); Vice President (1995-1997);
                                                       Assistant Vice President (1992-1995), Hartford
                                                       Life Insurance Company; Vice President,
                                                       Government Affairs (1997-Present), Hartford Life,
                                                       Inc.
----------------------------------------------------------------------------------------------------------------------------
Lizabeth H. Zlatkus    Senior Vice President, 1997     Vice President (1994-1997); Assistant Vice
39                     Director, 1994*                 President (1992-1994), Hartford; Director (1994-
                                                       Present); Senior Vice President (1997-Present);
                                                       Vice President (1994-1997); Assistant Vice
                                                       President (1992-1994), Hartford Life and Accident
                                                       Insurance Company; Vice President,  Group Life
                                                       and Disability (1997-Present), Hartford Life, Inc.
----------------------------------------------------------------------------------------------------------------------------
David M.               Senior Vice President, 1997     Director (1998-Present); Senior Vice President
Znamierowski           Director, 1998                  (1997-Present), Hartford Life and Accident
38                                                     Insurance Company; Director (1998-Present);
                                                       Senior Vice President (1997-Present); Director,
                                                       Risk Management Strategy (1996-Present); Vice
                                                       President (1997), Hartford Life Insurance
                                                       Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy, Aetna Life and
                                                       Casualty Company.
----------------------------------------------------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*     Denotes date of election to Board of Directors of Hartford.
**    Affiliated Company of The Hartford Financial Services Group, Inc.


                         DISTRIBUTION OF THE POLICIES

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford Life Insurance Company. The principal business address of HESCO and HSD is the same as that of Hartford.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6.0% of initial and subsequent premiums. Additional annual compensation of no more than 0.75% of Account Value may be paid.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of and market for such alternatives.

                 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                          FEDERAL TAX CONSIDERATIONS

General

SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.


It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing Federal income tax laws as they are currently interpreted.


Taxation of Hartford and the Separate Account


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Rights -- Account Value," on page 25). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

Income Taxation of Policy Benefits


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


Last Survivor Policies


Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


Modified Endowment Contracts


A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


Estate and Generation Skipping Taxes


When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

Diversification Requirements


Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.


A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


Ownership of the Assets in the Separate Account


In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


Life Insurance Purchased for Use in Split Dollar Arrangements

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

Federal Income Tax Withholding


If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.


Non-Individual Ownership of Policies


In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

Other


Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.


Life Insurance Purchases by Nonresident Aliens and Foreign Corporations


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


                                LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account is a party.

                                  LEGAL MATTERS


Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


                                     EXPERTS


The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance

Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

                            REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

                                   APPENDIX A

                            ILLUSTRATIONS OF BENEFITS

The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male preferred age 45, a female preferred age 55 and a male preferred age 65 with Face Amounts of $44,053, $34,014 and $20,000, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male preferred and female preferred of equal ages, including age 55 and 65 for Face Amounts of $45,454 and $28,329.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page
25).

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed

Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    44,053    10,754       9,762    44,053
      2          11,025     11,697      10,714    44,053    11,571      10,589    44,053
      3          11,576     12,655      11,684    44,053    12,455      11,487    44,053
      4          12,155     13,694      12,888    44,053    13,413      12,612    44,053
      5          12,763     14,820      14,035    44,053    14,453      13,673    44,053
      6          13,401     16,042      15,481    44,053    15,582      15,026    44,053
      7          14,071     17,366      16,836    44,053    16,806      16,280    44,053
      8          14,775     18,803      18,509    44,053    18,136      17,846    44,053
      9          15,513     20,360      20,110    44,053    19,582      19,333    44,053
     10          16,289     22,050      22,050    44,053    21,154      21,154    44,053
     11          17,103     24,123      24,123    44,053    23,054      23,054    44,053
     12          17,959     26,393      26,393    44,053    25,147      25,147    44,053
     13          18,856     28,880      28,880    44,053    27,461      27,461    44,053
     14          19,799     31,614      31,614    44,053    30,023      30,023    44,053
     15          20,789     34,640      34,640    46,418    32,868      32,868    44,053
     16          21,829     37,972      37,972    49,363    36,022      36,022    46,829
     17          22,920     41,620      41,620    53,274    39,482      39,482    50,537
     18          24,066     45,615      45,615    57,475    43,270      43,270    54,520
     19          25,270     49,989      49,989    61,987    47,418      47,418    58,799
     20          26,533     54,811      54,811    66,870    51,992      51,992    63,430
     25          33,864     86,619      86,619   100,478    82,155      82,155    95,300
     35          55,160     215,966    215,966   228,925   204,699     204,699   216,982

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249    44,053    10,168       9,189    44,053
      2          11,025     10,465       9,506    44,053    10,330       9,374    44,053
      3          11,576     10,707       9,769    44,053    10,486       9,553    44,053
      4          12,155     10,955      10,190    44,053    10,634       9,875    44,053
      5          12,763     11,209      10,469    44,053    10,773      10,038    44,053
      6          13,401     11,470      10,956    44,053    10,900      10,391    44,053
      7          14,071     11,738      11,250    44,053    11,012      10,530    44,053
      8          14,775     12,013      11,753    44,053    11,106      10,851    44,053
      9          15,513     12,295      12,064    44,053    11,179      10,951    44,053
     10          16,289     12,584      12,584    44,053    11,225      11,225    44,053
     11          17,103     13,011      13,011    44,053    11,333      11,333    44,053
     12          17,959     13,453      13,453    44,053    11,413      11,413    44,053
     13          18,856     13,911      13,911    44,053    11,459      11,459    44,053
     14          19,799     14,386      14,386    44,053    11,466      11,466    44,053
     15          20,789     14,878      14,878    44,053    11,427      11,427    44,053
     16          21,829     15,388      15,388    44,053    11,333      11,333    44,053
     17          22,920     15,916      15,916    44,053    11,176      11,176    44,053
     18          24,066     16,464      16,464    44,053    10,941      10,941    44,053
     19          25,270     17,032      17,032    44,053    10,613      10,613    44,053
     20          26,533     17,620      17,620    44,053    10,177      10,177    44,053
     25          33,864     20,897      20,897    44,053     5,615       5,615    44,053
     35          55,160     29,494      29,494    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718       8,749    44,053     9,655       8,688    44,053
      2          11,025      9,443       8,504    44,053     9,302       8,366    44,053
      3          11,576      9,175       8,265    44,053     8,941       8,034    44,053
      4          12,155      8,914       8,180    44,053     8,569       7,841    44,053
      5          12,763      8,659       7,951    44,053     8,186       7,484    44,053
      6          13,401      8,411       7,927    44,053     7,789       7,311    44,053
      7          14,071      8,169       7,708    44,053     7,374       6,919    44,053
      8          14,775      7,933       7,693    44,053     6,939       6,704    44,053
      9          15,513      7,703       7,484    44,053     6,479       6,263    44,053
     10          16,289      7,479       7,479    44,053     5,991       5,991    44,053
     11          17,103      7,334       7,334    44,053     5,515       5,515    44,053
     12          17,959      7,191       7,191    44,053     4,999       4,999    44,053
     13          18,856      7,050       7,050    44,053     4,437       4,437    44,053
     14          19,799      6,912       6,912    44,053     3,824       3,824    44,053
     15          20,789      6,775       6,775    44,053     3,152       3,152    44,053
     16          21,829      6,641       6,641    44,053     2,412       2,412    44,053
     17          22,920      6,509       6,509    44,053     1,593       1,593    44,053
     18          24,066      6,379       6,379    44,053       681         681    44,053
     19          25,270      6,251       6,251    44,053        --          --        --
     20          26,533      6,124       6,124    44,053        --          --        --
     25          33,864      5,522       5,522    44,053        --          --        --
     35          55,160      4,449       4,449    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   55
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    44,053    10,383       9,633    44,053
      2          11,025     11,375      10,625    44,053    11,236      10,486    44,053
      3          11,576     12,386      11,636    44,053    12,168      11,418    44,053
      4          12,155     13,490      12,890    44,053    13,184      12,584    44,053
      5          12,763     14,694      14,094    44,053    14,295      13,695    44,053
      6          13,401     16,009      15,609    44,053    15,509      15,109    44,053
      7          14,071     17,444      17,044    44,053    16,837      16,437    44,053
      8          14,775     19,011      18,811    44,053    18,290      18,090    44,053
      9          15,513     20,721      20,521    44,053    19,881      19,681    44,053
     10          16,289     22,588      22,588    44,053    21,627      21,627    44,053
     11          17,103     24,712      24,712    44,053    23,580      23,580    44,053
     12          17,959     27,039      27,039    44,053    25,734      25,734    44,053
     13          18,856     29,588      29,588    44,053    28,116      28,116    44,053
     14          19,799     32,401      32,401    44,714    30,756      30,756    44,053
     15          20,789     35,509      35,509    47,583    33,686      33,686    45,140
     16          21,829     38,925      38,925    50,602    36,925      36,925    48,003
     17          22,920     42,665      42,665    54,612    40,472      40,472    51,804
     18          24,066     46,761      46,761    58,920    44,355      44,355    55,888
     19          25,270     51,277      51,277    63,584    48,608      48,608    60,275
     20          26,533     56,223      56,223    68,592    53,297      53,297    65,023
     25          33,864     88,850      88,850   103,066    84,218      84,218    97,693
     35          55,160     221,529    221,529   234,821   209,839     209,839   222,430

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134    44,053     9,817       9,067    44,053
      2          11,025     10,176       9,426    44,053    10,031       9,281    44,053
      3          11,576     10,479       9,729    44,053    10,243       9,493    44,053
      4          12,155     10,791      10,191    44,053    10,450       9,850    44,053
      5          12,763     11,114      10,514    44,053    10,651      10,051    44,053
      6          13,401     11,447      11,047    44,053    10,844      10,444    44,053
      7          14,071     11,790      11,390    44,053    11,027      10,627    44,053
      8          14,775     12,146      11,946    44,053    11,196      10,996    44,053
      9          15,513     12,512      12,312    44,053    11,347      11,147    44,053
     10          16,289     12,891      12,891    44,053    11,477      11,477    44,053
     11          17,103     13,329      13,329    44,053    11,599      11,599    44,053
     12          17,959     13,783      13,783    44,053    11,693      11,693    44,053
     13          18,856     14,253      14,253    44,053    11,755      11,755    44,053
     14          19,799     14,740      14,740    44,053    11,779      11,779    44,053
     15          20,789     15,245      15,245    44,053    11,758      11,758    44,053
     16          21,829     15,768      15,768    44,053    11,685      11,685    44,053
     17          22,920     16,311      16,311    44,053    11,549      11,549    44,053
     18          24,066     16,873      16,873    44,053    11,338      11,338    44,053
     19          25,270     17,455      17,455    44,053    11,037      11,037    44,053
     20          26,533     18,059      18,059    44,053    10,630      10,630    44,053
     25          33,864     21,421      21,421    44,053     6,280       6,280    44,053
     35          55,160     30,243      30,243    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   57
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389       8,639    44,053     9,321       8,571    44,053
      2          11,025      9,182       8,432    44,053     9,032       8,282    44,053
      3          11,576      8,979       8,229    44,053     8,732       7,982    44,053
      4          12,155      8,780       8,180    44,053     8,418       7,818    44,053
      5          12,763      8,585       7,985    44,053     8,090       7,490    44,053
      6          13,401      8,393       7,993    44,053     7,745       7,345    44,053
      7          14,071      8,205       7,805    44,053     7,380       6,980    44,053
      8          14,775      8,021       7,821    44,053     6,992       6,792    44,053
      9          15,513      7,839       7,639    44,053     6,575       6,375    44,053
     10          16,289      7,662       7,662    44,053     6,128       6,128    44,053
     11          17,103      7,514       7,514    44,053     5,652       5,652    44,053
     12          17,959      7,368       7,368    44,053     5,136       5,136    44,053
     13          18,856      7,225       7,225    44,053     4,575       4,575    44,053
     14          19,799      7,084       7,084    44,053     3,963       3,963    44,053
     15          20,789      6,945       6,945    44,053     3,291       3,291    44,053
     16          21,829      6,808       6,808    44,053     2,552       2,552    44,053
     17          22,920      6,673       6,673    44,053     1,735       1,735    44,053
     18          24,066      6,540       6,540    44,053       824         824    44,053
     19          25,270      6,410       6,410    44,053        --          --        --
     20          26,533      6,281       6,281    44,053        --          --        --
     25          33,864      5,667       5,667    44,053        --          --        --
     35          55,160      4,573       4,573    44,053        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    34,014    10,709       9,718    34,014
      2          11,025     11,697      10,714    34,014    11,477      10,497    34,014
      3          11,576     12,655      11,684    34,014    12,311      11,345    34,014
      4          12,155     13,694      12,888    34,014    13,218      12,420    34,014
      5          12,763     14,820      14,035    34,014    14,207      13,429    34,014
      6          13,401     16,042      15,481    34,014    15,284      14,731    34,014
      7          14,071     17,366      16,836    34,014    16,458      15,934    34,014
      8          14,775     18,803      18,509    34,014    17,736      17,447    34,014
      9          15,513     20,360      20,110    34,014    19,129      18,881    34,014
     10          16,289     22,050      22,050    34,014    20,651      20,651    34,014
     11          17,103     24,123      24,123    34,014    22,502      22,502    34,014
     12          17,959     26,396      26,396    34,014    24,560      24,560    34,014
     13          18,856     28,926      28,926    34,133    26,858      26,858    34,014
     14          19,799     31,735      31,735    37,130    29,433      29,433    34,437
     15          20,789     34,816      34,816    40,388    32,289      32,289    37,455
     16          21,829     38,196      38,196    43,926    35,420      35,420    40,734
     17          22,920     41,913      41,913    47,362    38,866      38,866    43,919
     18          24,066     46,005      46,005    51,066    42,658      42,658    47,351
     19          25,270     50,545      50,545    55,094    46,837      46,837    51,053
     20          26,533     55,507      55,507    60,503    51,435      51,435    56,065
     25          33,864     88,547      88,547    93,860    82,050      82,050    86,974
     35          55,160     221,396    221,396   232,466   202,127     202,127   212,234

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   59
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249    34,014    10,123       9,145    34,014
      2          11,025     10,465       9,506    34,014    10,238       9,283    34,014
      3          11,576     10,707       9,769    34,014    10,343       9,412    34,014
      4          12,155     10,955      10,190    34,014    10,440       9,683    34,014
      5          12,763     11,209      10,469    34,014    10,526       9,794    34,014
      6          13,401     11,470      10,956    34,014    10,597      10,091    34,014
      7          14,071     11,738      11,250    34,014    10,650      10,170    34,014
      8          14,775     12,013      11,753    34,014    10,678      10,425    34,014
      9          15,513     12,295      12,064    34,014    10,673      10,447    34,014
     10          16,289     12,584      12,584    34,014    10,630      10,630    34,014
     11          17,103     13,011      13,011    34,014    10,631      10,631    34,014
     12          17,959     13,453      13,453    34,014    10,590      10,590    34,014
     13          18,856     13,911      13,911    34,014    10,501      10,501    34,014
     14          19,799     14,386      14,386    34,014    10,362      10,362    34,014
     15          20,789     14,878      14,878    34,014    10,161      10,161    34,014
     16          21,829     15,388      15,388    34,014     9,886       9,886    34,014
     17          22,920     15,916      15,916    34,014     9,515       9,515    34,014
     18          24,066     16,464      16,464    34,014     9,023       9,023    34,014
     19          25,270     17,032      17,032    34,014     8,376       8,376    34,014
     20          26,533     17,620      17,620    34,014     7,537       7,537    34,014
     25          33,864     20,897      20,897    34,014        --          --        --
     35          55,160     29,494      29,494    34,014        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

60                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718       8,749    34,014     9,611       8,644    34,014
      2          11,025      9,443       8,504    34,014     9,211       8,276    34,014
      3          11,576      9,175       8,265    34,014     8,800       7,896    34,014
      4          12,155      8,914       8,180    34,014     8,378       7,653    34,014
      5          12,763      8,659       7,951    34,014     7,944       7,244    34,014
      6          13,401      8,411       7,927    34,014     7,492       7,017    34,014
      7          14,071      8,169       7,708    34,014     7,018       6,566    34,014
      8          14,775      7,933       7,693    34,014     6,516       6,283    34,014
      9          15,513      7,703       7,484    34,014     5,976       5,761    34,014
     10          16,289      7,479       7,479    34,014     5,393       5,393    34,014
     11          17,103      7,334       7,334    34,014     4,802       4,802    34,014
     12          17,959      7,191       7,191    34,014     4,153       4,153    34,014
     13          18,856      7,050       7,050    34,014     3,443       3,443    34,014
     14          19,799      6,912       6,912    34,014     2,665       2,665    34,014
     15          20,789      6,775       6,775    34,014     1,809       1,809    34,014
     16          21,829      6,641       6,641    34,014       859         859    34,014
     17          22,920      6,509       6,509    34,014        --          --        --
     18          24,066      6,379       6,379    34,014        --          --        --
     19          25,270      6,251       6,251    34,014        --          --        --
     20          26,533      6,124       6,124    34,014        --          --        --
     25          33,864      5,522       5,522    34,014        --          --        --
     35          55,160      4,449       4,449    34,014        --          --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   61
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    34,014    10,336       9,586    34,014
      2          11,025     11,375      10,625    34,014    11,139      10,389    34,014
      3          11,576     12,386      11,636    34,014    12,017      11,267    34,014
      4          12,155     13,490      12,890    34,014    12,980      12,380    34,014
      5          12,763     14,694      14,094    34,014    14,036      13,436    34,014
      6          13,401     16,009      15,609    34,014    15,195      14,795    34,014
      7          14,071     17,444      17,044    34,014    16,467      16,067    34,014
      8          14,775     19,011      18,811    34,014    17,864      17,664    34,014
      9          15,513     20,721      20,521    34,014    19,399      19,199    34,014
     10          16,289     22,588      22,588    34,014    21,090      21,090    34,014
     11          17,103     24,712      24,712    34,014    22,995      22,995    34,014
     12          17,959     27,050      27,050    34,014    25,114      25,114    34,014
     13          18,856     29,660      29,660    34,999    27,481      27,481    34,014
     14          19,799     32,541      32,541    38,074    30,132      30,132    35,255
     15          20,789     35,702      35,702    41,415    33,056      33,056    38,346
     16          21,829     39,168      39,168    45,044    36,263      36,263    41,703
     17          22,920     42,981      42,981    48,569    39,791      39,791    44,965
     18          24,066     47,178      47,178    52,368    43,674      43,674    48,479
     19          25,270     51,833      51,833    56,498    47,954      47,954    52,270
     20          26,533     56,922      56,922    62,045    52,662      52,662    57,402
     25          33,864     90,803      90,803    96,252    84,007      84,007    89,048
     35          55,160     227,038    227,038   238,390   206,948     206,948   217,296

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

62                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134   34,014      9,770       9,020   34,014
      2          11,025     10,176       9,426   34,014      9,935       9,185   34,014
      3          11,576     10,479       9,729   34,014     10,094       9,344   34,014
      4          12,155     10,791      10,191   34,014     10,248       9,648   34,014
      5          12,763     11,114      10,514   34,014     10,393       9,793   34,014
      6          13,401     11,447      11,047   34,014     10,529      10,129   34,014
      7          14,071     11,790      11,390   34,014     10,649      10,249   34,014
      8          14,775     12,146      11,946   34,014     10,748      10,548   34,014
      9          15,513     12,512      12,312   34,014     10,819      10,619   34,014
     10          16,289     12,891      12,891   34,014     10,856      10,856   34,014
     11          17,103     13,329      13,329   34,014     10,871      10,871   34,014
     12          17,959     13,783      13,783   34,014     10,844      10,844   34,014
     13          18,856     14,253      14,253   34,014     10,773      10,773   34,014
     14          19,799     14,740      14,740   34,014     10,651      10,651   34,014
     15          20,789     15,245      15,245   34,014     10,471      10,471   34,014
     16          21,829     15,768      15,768   34,014     10,218      10,218   34,014
     17          22,920     16,311      16,311   34,014      9,873       9,873   34,014
     18          24,066     16,873      16,873   34,014      9,409       9,409   34,014
     19          25,270     17,455      17,455   34,014      8,795       8,795   34,014
     20          26,533     18,059      18,059   34,014      7,994       7,994   34,014
     25          33,864     21,421      21,421   34,014         --          --       --
     35          55,160     30,243      30,243   34,014         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   63
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389      8,639    34,014      9,275      8,525    34,014
      2          11,025      9,182      8,432    34,014      8,937      8,187    34,014
      3          11,576      8,979      8,229    34,014      8,586      7,836    34,014
      4          12,155      8,780      8,180    34,014      8,221      7,621    34,014
      5          12,763      8,585      7,985    34,014      7,839      7,239    34,014
      6          13,401      8,393      7,993    34,014      7,438      7,038    34,014
      7          14,071      8,205      7,805    34,014      7,011      6,611    34,014
      8          14,775      8,021      7,821    34,014      6,553      6,353    34,014
      9          15,513      7,839      7,639    34,014      6,055      5,855    34,014
     10          16,289      7,662      7,662    34,014      5,509      5,509    34,014
     11          17,103      7,514      7,514    34,014      4,919      4,919    34,014
     12          17,959      7,368      7,368    34,014      4,272      4,272    34,014
     13          18,856      7,225      7,225    34,014      3,562      3,562    34,014
     14          19,799      7,084      7,084    34,014      2,786      2,786    34,014
     15          20,789      6,945      6,945    34,014      1,933      1,933    34,014
     16          21,829      6,808      6,808    34,014        985        985    34,014
     17          22,920      6,673      6,673    34,014         --         --        --
     18          24,066      6,540      6,540    34,014         --         --        --
     19          25,270      6,410      6,410    34,014         --         --        --
     20          26,533      6,281      6,281    34,014         --         --        --
     25          33,864      5,667      5,667    34,014         --         --        --
     35          55,160      4,573      4,573    34,014         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

64                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,814       9,821    20,000    10,623       9,634    20,000
      2          11,025     11,697      10,714    20,000    11,295      10,319    20,000
      3          11,576     12,655      11,684    20,000    12,025      11,064    20,000
      4          12,155     13,694      12,888    20,000    12,822      12,030    20,000
      5          12,763     14,820      14,035    20,000    13,700      12,928    20,000
      6          13,401     16,042      15,481    20,000    14,673      14,126    20,000
      7          14,071     17,367      16,837    20,000    15,761      15,243    20,000
      8          14,775     18,836      18,542    20,908    16,990      16,706    20,000
      9          15,513     20,455      20,204    22,297    18,396      18,150    20,052
     10          16,289     22,202      22,202    24,201    19,964      19,964    21,761
     11          17,103     24,297      24,297    26,241    21,845      21,845    23,593
     12          17,959     26,598      26,598    28,461    23,911      23,911    25,585
     13          18,856     29,105      29,105    31,143    26,159      26,159    27,991
     14          19,799     31,862      31,862    33,774    28,634      28,634    30,353
     15          20,789     34,871      34,871    36,963    31,328      31,328    33,208
     16          21,829     38,181      38,181    40,091    34,299      34,299    36,015
     17          22,920     41,792      41,792    43,883    37,533      37,533    39,410
     18          24,066     45,748      45,748    48,036    41,046      41,046    43,099
     19          25,270     50,081      50,081    52,586    44,859      44,859    47,103
     20          26,533     54,858      54,858    57,601    48,990      48,990    51,440
     25          33,864     86,509      86,509    90,835    75,359      75,359    79,127
     35          55,160     215,307    215,307   217,461   181,841     181,841   183,660

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   65
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,230       9,249   20,000     10,034       9,059   20,000
      2          11,025     10,465       9,506   20,000     10,041       9,090   20,000
      3          11,576     10,707       9,769   20,000     10,014       9,089   20,000
      4          12,155     10,955      10,190   20,000      9,951       9,201   20,000
      5          12,763     11,209      10,469   20,000      9,842       9,119   20,000
      6          13,401     11,470      10,956   20,000      9,679       9,182   20,000
      7          14,071     11,738      11,250   20,000      9,449       8,978   20,000
      8          14,775     12,013      11,753   20,000      9,135       8,889   20,000
      9          15,513     12,295      12,064   20,000      8,717       8,495   20,000
     10          16,289     12,584      12,584   20,000      8,170       8,170   20,000
     11          17,103     13,011      13,011   20,000      7,534       7,534   20,000
     12          17,959     13,453      13,453   20,000      6,709       6,709   20,000
     13          18,856     13,911      13,911   20,000      5,649       5,649   20,000
     14          19,799     14,386      14,386   20,000      4,296       4,296   20,000
     15          20,789     14,878      14,878   20,000      2,565       2,565   20,000
     16          21,829     15,388      15,388   20,000        339         339   20,000
     17          22,920     15,916      15,916   20,000         --          --       --
     18          24,066     16,464      16,464   20,000         --          --       --
     19          25,270     17,032      17,032   20,000         --          --       --
     20          26,533     17,620      17,620   20,000         --          --       --
     25          33,864     20,897      20,897   21,942         --          --       --
     35          55,160     29,519      29,519   29,814         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

66                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,718      8,749    20,000      9,520      8,555    20,000
      2          11,025      9,443      8,504    20,000      9,002      8,072    20,000
      3          11,576      9,175      8,265    20,000      8,442      7,544    20,000
      4          12,155      8,914      8,180    20,000      7,830      7,113    20,000
      5          12,763      8,659      7,951    20,000      7,158      6,469    20,000
      6          13,401      8,411      7,927    20,000      6,412      5,948    20,000
      7          14,071      8,169      7,708    20,000      5,575      5,133    20,000
      8          14,775      7,933      7,693    20,000      4,623      4,400    20,000
      9          15,513      7,703      7,484    20,000      3,529      3,320    20,000
     10          16,289      7,479      7,479    20,000      2,261      2,261    20,000
     11          17,103      7,334      7,334    20,000        795        795    20,000
     12          17,959      7,191      7,191    20,000         --         --        --
     13          18,856      7,050      7,050    20,000         --         --        --
     14          19,799      6,912      6,912    20,000         --         --        --
     15          20,789      6,775      6,775    20,000         --         --        --
     16          21,829      6,641      6,641    20,000         --         --        --
     17          22,920      6,509      6,509    20,000         --         --        --
     18          24,066      6,379      6,379    20,000         --         --        --
     19          25,270      6,251      6,251    20,000         --         --        --
     20          26,533      6,124      6,124    20,000         --         --        --
     25          33,864      5,522      5,522    20,000         --         --        --
     35          55,160      4,449      4,449    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   67
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,449       9,699    20,000    10,242       9,492    20,000
      2          11,025     11,375      10,625    20,000    10,938      10,188    20,000
      3          11,576     12,386      11,636    20,000    11,699      10,949    20,000
      4          12,155     13,490      12,890    20,000    12,537      11,937    20,000
      5          12,763     14,694      14,094    20,000    13,465      12,865    20,000
      6          13,401     16,009      15,609    20,000    14,501      14,101    20,000
      7          14,071     17,446      17,046    20,000    15,669      15,269    20,000
      8          14,775     19,048      18,848    21,144    16,998      16,798    20,000
      9          15,513     20,822      20,622    22,696    18,528      18,328    20,196
     10          16,289     22,748      22,748    24,796    20,239      20,239    22,061
     11          17,103     24,895      24,895    26,888    22,146      22,146    23,918
     12          17,959     27,254      27,254    29,162    24,241      24,241    25,938
     13          18,856     29,823      29,823    31,911    26,521      26,521    28,378
     14          19,799     32,649      32,649    34,609    29,031      29,031    30,773
     15          20,789     35,733      35,733    37,877    31,763      31,763    33,669
     16          21,829     39,126      39,126    41,083    34,775      34,775    36,514
     17          22,920     42,827      42,827    44,969    38,054      38,054    39,957
     18          24,066     46,882      46,882    49,226    41,617      41,617    43,698
     19          25,270     51,353      51,353    53,921    45,483      45,483    47,758
     20          26,533     56,251      56,251    59,064    49,672      49,672    52,156
     25          33,864     88,706      88,706    93,142    76,407      76,407    80,228
     35          55,160     220,776    220,776   222,984   184,372     184,372   186,216

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

68                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,884       9,134   20,000      9,674       8,924   20,000
      2          11,025     10,176       9,426   20,000      9,721       8,971   20,000
      3          11,576     10,479       9,729   20,000      9,738       8,988   20,000
      4          12,155     10,791      10,191   20,000      9,719       9,119   20,000
      5          12,763     11,114      10,514   20,000      9,658       9,058   20,000
      6          13,401     11,447      11,047   20,000      9,545       9,145   20,000
      7          14,071     11,790      11,390   20,000      9,367       8,967   20,000
      8          14,775     12,146      11,946   20,000      9,109       8,909   20,000
      9          15,513     12,512      12,312   20,000      8,749       8,549   20,000
     10          16,289     12,891      12,891   20,000      8,265       8,265   20,000
     11          17,103     13,329      13,329   20,000      7,641       7,641   20,000
     12          17,959     13,783      13,783   20,000      6,830       6,830   20,000
     13          18,856     14,253      14,253   20,000      5,788       5,788   20,000
     14          19,799     14,740      14,740   20,000      4,456       4,456   20,000
     15          20,789     15,245      15,245   20,000      2,752       2,752   20,000
     16          21,829     15,768      15,768   20,000        559         559   20,000
     17          22,920     16,311      16,311   20,000         --          --       --
     18          24,066     16,873      16,873   20,000         --          --       --
     19          25,270     17,455      17,455   20,000         --          --       --
     20          26,533     18,059      18,059   20,000         --          --       --
     25          33,864     21,421      21,421   22,493         --          --       --
     35          55,160     30,268      30,268   30,572         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   69
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,389      8,639    20,000      9,177      8,427    20,000
      2          11,025      9,182      8,432    20,000      8,713      7,963    20,000
      3          11,576      8,979      8,229    20,000      8,204      7,454    20,000
      4          12,155      8,780      8,180    20,000      7,640      7,040    20,000
      5          12,763      8,585      7,985    20,000      7,011      6,411    20,000
      6          13,401      8,393      7,993    20,000      6,305      5,905    20,000
      7          14,071      8,205      7,805    20,000      5,504      5,104    20,000
      8          14,775      8,021      7,821    20,000      4,583      4,383    20,000
      9          15,513      7,839      7,639    20,000      3,514      3,314    20,000
     10          16,289      7,662      7,662    20,000      2,265      2,265    20,000
     11          17,103      7,514      7,514    20,000        799        799    20,000
     12          17,959      7,368      7,368    20,000         --         --        --
     13          18,856      7,225      7,225    20,000         --         --        --
     14          19,799      7,084      7,084    20,000         --         --        --
     15          20,789      6,945      6,945    20,000         --         --        --
     16          21,829      6,808      6,808    20,000         --         --        --
     17          22,920      6,673      6,673    20,000         --         --        --
     18          24,066      6,540      6,540    20,000         --         --        --
     19          25,270      6,410      6,410    20,000         --         --        --
     20          26,533      6,281      6,281    20,000         --         --        --
     25          33,864      5,667      5,667    20,000         --         --        --
     35          55,160      4,573      4,573    20,000         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

70                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,904       9,909    45,454    10,904       9,909    45,454
      2          11,025     11,886      10,898    45,454    11,886      10,898    45,454
      3          11,576     12,953      11,976    45,454    12,953      11,976    45,454
      4          12,155     14,110      13,299    45,454    14,110      13,299    45,454
      5          12,763     15,367      14,575    45,454    15,367      14,575    45,454
      6          13,401     16,730      16,163    45,454    16,730      16,163    45,454
      7          14,071     18,209      17,672    45,454    18,209      17,672    45,454
      8          14,775     19,813      19,513    45,454    19,813      19,513    45,454
      9          15,513     21,551      21,297    45,454    21,551      21,297    45,454
     10          16,289     23,436      23,436    45,454    23,436      23,436    45,454
     11          17,103     25,706      25,706    45,454    25,689      25,689    45,454
     12          17,959     28,198      28,198    45,454    28,159      28,159    45,454
     13          18,856     30,935      30,935    45,454    30,876      30,876    45,454
     14          19,799     33,944      33,944    45,454    33,872      33,872    45,454
     15          20,789     37,267      37,267    45,454    37,186      37,186    45,454
     16          21,829     40,954      40,954    47,098    40,864      40,864    46,995
     17          22,920     45,021      45,021    50,874    44,922      44,922    50,763
     18          24,066     49,493      49,493    54,937    49,384      49,384    54,817
     19          25,270     54,444      54,444    59,344    54,324      54,324    59,214
     20          26,533     59,862      59,862    65,250    59,731      59,731    65,107
     25          33,864     95,891      95,891   101,645    95,679      95,679   101,420
     35          55,160     244,542    244,542   256,769   235,932     235,932   247,729

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   71
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,314       9,332   45,454     10,314       9,332   45,454
      2          11,025     10,633       9,670   45,454     10,633       9,670   45,454
      3          11,576     10,955      10,013   45,454     10,955      10,013   45,454
      4          12,155     11,278      10,509   45,454     11,278      10,509   45,454
      5          12,763     11,601      10,856   45,454     11,601      10,856   45,454
      6          13,401     11,922      11,403   45,454     11,922      11,403   45,454
      7          14,071     12,238      11,746   45,454     12,238      11,746   45,454
      8          14,775     12,557      12,295   45,454     12,545      12,282   45,454
      9          15,513     12,886      12,653   45,454     12,838      12,606   45,454
     10          16,289     13,223      13,223   45,454     13,111      13,111   45,454
     11          17,103     13,707      13,707   45,454     13,467      13,467   45,454
     12          17,959     14,210      14,210   45,454     13,797      13,797   45,454
     13          18,856     14,733      14,733   45,454     14,095      14,095   45,454
     14          19,799     15,276      15,276   45,454     14,352      14,352   45,454
     15          20,789     15,840      15,840   45,454     14,558      14,558   45,454
     16          21,829     16,426      16,426   45,454     14,700      14,700   45,454
     17          22,920     17,035      17,035   45,454     14,757      14,757   45,454
     18          24,066     17,668      17,668   45,454     14,705      14,705   45,454
     19          25,270     18,325      18,325   45,454     14,514      14,514   45,454
     20          26,533     19,007      19,007   45,454     14,146      14,146   45,454
     25          33,864     22,840      22,840   45,454      7,825       7,825   45,454
     35          55,160     33,093      33,093   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

72                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,798      8,828    45,454      9,798      8,828    45,454
      2          11,025      9,594      8,652    45,454      9,594      8,652    45,454
      3          11,576      9,384      8,470    45,454      9,384      8,470    45,454
      4          12,155      9,168      8,430    45,454      9,168      8,430    45,454
      5          12,763      8,943      8,231    45,454      8,943      8,231    45,454
      6          13,401      8,710      8,222    45,454      8,707      8,220    45,454
      7          14,071      8,481      8,018    45,454      8,457      7,994    45,454
      8          14,775      8,258      8,017    45,454      8,188      7,947    45,454
      9          15,513      8,040      7,820    45,454      7,895      7,675    45,454
     10          16,289      7,827      7,827    45,454      7,570      7,570    45,454
     11          17,103      7,696      7,696    45,454      7,267      7,267    45,454
     12          17,959      7,567      7,567    45,454      6,915      6,915    45,454
     13          18,856      7,439      7,439    45,454      6,504      6,504    45,454
     14          19,799      7,313      7,313    45,454      6,026      6,026    45,454
     15          20,789      7,188      7,188    45,454      5,467      5,467    45,454
     16          21,829      7,065      7,065    45,454      4,809      4,809    45,454
     17          22,920      6,944      6,944    45,454      4,028      4,028    45,454
     18          24,066      6,824      6,824    45,454      3,091      3,091    45,454
     19          25,270      6,706      6,706    45,454      1,958      1,958    45,454
     20          26,533      6,590      6,590    45,454        582        582    45,454
     25          33,864      6,029      6,029    45,454         --         --        --
     35          55,160      5,010      5,010    45,454         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   73
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,535       9,785    45,454    10,535       9,785    45,454
      2          11,025     11,558      10,808    45,454    11,558      10,808    45,454
      3          11,576     12,676      11,926    45,454    12,676      11,926    45,454
      4          12,155     13,898      13,298    45,454    13,898      13,298    45,454
      5          12,763     15,233      14,633    45,454    15,233      14,633    45,454
      6          13,401     16,692      16,292    45,454    16,692      16,292    45,454
      7          14,071     18,287      17,887    45,454    18,287      17,887    45,454
      8          14,775     20,028      19,828    45,454    20,028      19,828    45,454
      9          15,513     21,931      21,731    45,454    21,931      21,731    45,454
     10          16,289     24,010      24,010    45,454    24,010      24,010    45,454
     11          17,103     26,336      26,336    45,454    26,325      26,325    45,454
     12          17,959     28,890      28,890    45,454    28,866      28,866    45,454
     13          18,856     31,697      31,697    45,454    31,661      31,661    45,454
     14          19,799     34,788      34,788    45,454    34,746      34,746    45,454
     15          20,789     38,208      38,208    45,454    38,162      38,162    45,454
     16          21,829     41,999      41,999    48,299    41,948      41,948    48,240
     17          22,920     46,170      46,170    52,173    46,114      46,114    52,109
     18          24,066     50,787      50,787    56,374    50,725      50,725    56,305
     19          25,270     55,867      55,867    60,896    55,799      55,799    60,821
     20          26,533     61,428      61,428    66,957    61,353      61,353    66,875
     25          33,864     98,399      98,399   104,303    98,277      98,277   104,174
     35          55,160     250,936    250,936   263,483   242,338     242,338   254,456

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

74                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,965       9,215   45,454      9,965       9,215   45,454
      2          11,025     10,339       9,589   45,454     10,339       9,589   45,454
      3          11,576     10,720       9,970   45,454     10,720       9,970   45,454
      4          12,155     11,107      10,507   45,454     11,107      10,507   45,454
      5          12,763     11,499      10,899   45,454     11,499      10,899   45,454
      6          13,401     11,894      11,494   45,454     11,894      11,494   45,454
      7          14,071     12,290      11,890   45,454     12,290      11,890   45,454
      8          14,775     12,693      12,493   45,454     12,681      12,481   45,454
      9          15,513     13,110      12,910   45,454     13,065      12,865   45,454
     10          16,289     13,542      13,542   45,454     13,435      13,435   45,454
     11          17,103     14,039      14,039   45,454     13,806      13,806   45,454
     12          17,959     14,555      14,555   45,454     14,153      14,153   45,454
     13          18,856     15,091      15,091   45,454     14,470      14,470   45,454
     14          19,799     15,648      15,648   45,454     14,747      14,747   45,454
     15          20,789     16,227      16,227   45,454     14,975      14,975   45,454
     16          21,829     16,828      16,828   45,454     15,141      15,141   45,454
     17          22,920     17,452      17,452   45,454     15,225      15,225   45,454
     18          24,066     18,101      18,101   45,454     15,204      15,204   45,454
     19          25,270     18,775      18,775   45,454     15,047      15,047   45,454
     20          26,533     19,475      19,475   45,454     14,719      14,719   45,454
     25          33,864     23,406      23,406   45,454      8,738       8,738   45,454
     35          55,160     33,922      33,922   45,454         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   75
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,454

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,467      8,717    45,454      9,467      8,717    45,454
      2          11,025      9,328      8,578    45,454      9,328      8,578    45,454
      3          11,576      9,183      8,433    45,454      9,183      8,433    45,454
      4          12,155      9,029      8,429    45,454      9,029      8,429    45,454
      5          12,763      8,864      8,264    45,454      8,864      8,264    45,454
      6          13,401      8,689      8,289    45,454      8,686      8,286    45,454
      7          14,071      8,517      8,117    45,454      8,492      8,092    45,454
      8          14,775      8,347      8,147    45,454      8,277      8,077    45,454
      9          15,513      8,181      7,981    45,454      8,035      7,835    45,454
     10          16,289      8,017      8,017    45,454      7,760      7,760    45,454
     11          17,103      7,883      7,883    45,454      7,456      7,456    45,454
     12          17,959      7,751      7,751    45,454      7,103      7,103    45,454
     13          18,856      7,621      7,621    45,454      6,693      6,693    45,454
     14          19,799      7,492      7,492    45,454      6,215      6,215    45,454
     15          20,789      7,366      7,366    45,454      5,657      5,657    45,454
     16          21,829      7,240      7,240    45,454      5,000      5,000    45,454
     17          22,920      7,117      7,117    45,454      4,220      4,220    45,454
     18          24,066      6,995      6,995    45,454      3,286      3,286    45,454
     19          25,270      6,875      6,875    45,454      2,156      2,156    45,454
     20          26,533      6,756      6,756    45,454        784        784    45,454
     25          33,864      6,184      6,184    45,454         --         --        --
     35          55,160      5,147      5,147    45,454         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

76                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,898       9,903    28,329    10,898       9,903    28,329
      2          11,025     11,860      10,872    28,329    11,860      10,872    28,329
      3          11,576     12,890      11,914    28,329    12,890      11,914    28,329
      4          12,155     13,994      13,184    28,329    13,994      13,184    28,329
      5          12,763     15,184      14,394    28,329    15,178      14,389    28,329
      6          13,401     16,477      15,912    28,329    16,451      15,887    28,329
      7          14,071     17,883      17,349    28,329    17,822      17,288    28,329
      8          14,775     19,412      19,115    28,329    19,303      19,007    28,329
      9          15,513     21,074      20,822    28,329    20,911      20,658    28,329
     10          16,289     22,881      22,881    28,329    22,668      22,668    28,329
     11          17,103     25,096      25,096    28,329    24,810      24,810    28,329
     12          17,959     27,550      27,550    29,479    27,223      27,223    29,129
     13          18,856     30,249      30,249    32,367    29,890      29,890    31,982
     14          19,799     33,214      33,214    35,207    32,819      32,819    34,788
     15          20,789     36,452      36,452    38,639    36,018      36,018    38,179
     16          21,829     40,012      40,012    42,013    39,535      39,535    41,512
     17          22,920     43,908      43,908    46,104    43,373      43,373    45,542
     18          24,066     48,186      48,186    50,596    47,554      47,554    49,933
     19          25,270     52,914      52,914    55,561    52,132      52,132    54,739
     20          26,533     58,107      58,107    61,012    57,101      57,101    59,957
     25          33,864     92,786      92,786    97,425    88,736      88,736    93,173
     35          55,160     236,587    236,587   238,954   215,115     215,115   217,267

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   77
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,308       9,326   28,329     10,308       9,326   28,329
      2          11,025     10,606       9,644   28,329     10,606       9,644   28,329
      3          11,576     10,890       9,949   28,329     10,890       9,949   28,329
      4          12,155     11,171      10,403   28,329     11,155      10,388   28,329
      5          12,763     11,460      10,716   28,329     11,397      10,654   28,329
      6          13,401     11,757      11,239   28,329     11,607      11,091   28,329
      7          14,071     12,062      11,572   28,329     11,779      11,290   28,329
      8          14,775     12,376      12,114   28,329     11,899      11,639   28,329
      9          15,513     12,699      12,468   28,329     11,954      11,724   28,329
     10          16,289     13,032      13,032   28,329     11,926      11,926   28,329
     11          17,103     13,509      13,509   28,329     11,894      11,894   28,329
     12          17,959     14,004      14,004   28,329     11,745      11,745   28,329
     13          18,856     14,519      14,519   28,329     11,453      11,453   28,329
     14          19,799     15,053      15,053   28,329     10,985      10,985   28,329
     15          20,789     15,609      15,609   28,329     10,299      10,299   28,329
     16          21,829     16,186      16,186   28,329      9,332       9,332   28,329
     17          22,920     16,785      16,785   28,329      7,999       7,999   28,329
     18          24,066     17,408      17,408   28,329      6,178       6,178   28,329
     19          25,270     18,055      18,055   28,329      3,701       3,701   28,329
     20          26,533     18,727      18,727   28,329        334         334   28,329
     25          33,864     22,501      22,501   28,329         --          --       --
     35          55,160     32,596      32,596   32,923         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

78                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,792      8,822    28,329      9,792      8,822    28,329
      2          11,025      9,567      8,625    28,329      9,567      8,625    28,329
      3          11,576      9,319      8,406    28,329      9,318      8,405    28,329
      4          12,155      9,077      8,341    28,329      9,042      8,306    28,329
      5          12,763      8,840      8,130    28,329      8,731      8,022    28,329
      6          13,401      8,609      8,123    28,329      8,376      7,893    28,329
      7          14,071      8,383      7,920    28,329      7,968      7,508    28,329
      8          14,775      8,162      7,922    28,329      7,489      7,252    28,329
      9          15,513      7,947      7,727    28,329      6,921      6,704    28,329
     10          16,289      7,736      7,736    28,329      6,242      6,242    28,329
     11          17,103      7,606      7,606    28,329      5,472      5,472    28,329
     12          17,959      7,477      7,477    28,329      4,526      4,526    28,329
     13          18,856      7,351      7,351    28,329      3,368      3,368    28,329
     14          19,799      7,226      7,226    28,329      1,951      1,951    28,329
     15          20,789      7,102      7,102    28,329        211        211    28,329
     16          21,829      6,981      6,981    28,329         --         --        --
     17          22,920      6,861      6,861    28,329         --         --        --
     18          24,066      6,742      6,742    28,329         --         --        --
     19          25,270      6,625      6,625    28,329         --         --        --
     20          26,533      6,509      6,509    28,329         --         --        --
     25          33,864      5,953      5,953    28,329         --         --        --
     35          55,160      4,944      4,944    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   79
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500     10,529       9,779    28,329    10,529       9,779    28,329
      2          11,025     11,530      10,780    28,329    11,530      10,780    28,329
      3          11,576     12,611      11,861    28,329    12,611      11,861    28,329
      4          12,155     13,777      13,177    28,329    13,777      13,177    28,329
      5          12,763     15,046      14,446    28,329    15,038      14,438    28,329
      6          13,401     16,434      16,034    28,329    16,404      16,004    28,329
      7          14,071     17,954      17,554    28,329    17,888      17,488    28,329
      8          14,775     19,616      19,416    28,329    19,504      19,304    28,329
      9          15,513     21,435      21,235    28,329    21,275      21,075    28,329
     10          16,289     23,428      23,428    28,329    23,229      23,229    28,329
     11          17,103     25,699      25,699    28,329    25,448      25,448    28,329
     12          17,959     28,223      28,223    30,199    27,942      27,942    29,898
     13          18,856     30,988      30,988    33,158    30,679      30,679    32,828
     14          19,799     34,026      34,026    36,068    33,687      33,687    35,708
     15          20,789     37,344      37,344    39,585    36,971      36,971    39,190
     16          21,829     40,992      40,992    43,043    40,582      40,582    42,612
     17          22,920     44,985      44,985    47,234    44,523      44,523    46,750
     18          24,066     49,368      49,368    51,837    48,816      48,816    51,257
     19          25,270     54,213      54,213    56,924    53,514      53,514    56,190
     20          26,533     59,532      59,532    62,509    58,616      58,616    61,547
     25          33,864     95,062      95,062    99,816    91,089      91,089    95,644
     35          55,160     242,392    242,392   244,817   220,821     220,821   223,030

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

80                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,959       9,209   28,329      9,959       9,209   28,329
      2          11,025     10,311       9,561   28,329     10,311       9,561   28,329
      3          11,576     10,654       9,904   28,329     10,654       9,904   28,329
      4          12,155     10,999      10,399   28,329     10,981      10,381   28,329
      5          12,763     11,357      10,757   28,329     11,290      10,690   28,329
      6          13,401     11,727      11,327   28,329     11,572      11,172   28,329
      7          14,071     12,111      11,711   28,329     11,819      11,419   28,329
      8          14,775     12,508      12,308   28,329     12,021      11,821   28,329
      9          15,513     12,919      12,719   28,329     12,164      11,964   28,329
     10          16,289     13,344      13,344   28,329     12,231      12,231   28,329
     11          17,103     13,833      13,833   28,329     12,222      12,222   28,329
     12          17,959     14,341      14,341   28,329     12,100      12,100   28,329
     13          18,856     14,869      14,869   28,329     11,840      11,840   28,329
     14          19,799     15,417      15,417   28,329     11,411      11,411   28,329
     15          20,789     15,987      15,987   28,329     10,772      10,772   28,329
     16          21,829     16,578      16,578   28,329      9,863       9,863   28,329
     17          22,920     17,193      17,193   28,329      8,601       8,601   28,329
     18          24,066     17,832      17,832   28,329      6,872       6,872   28,329
     19          25,270     18,495      18,495   28,329      4,512       4,512   28,329
     20          26,533     19,185      19,185   28,329      1,296       1,296   28,329
     25          33,864     23,055      23,055   28,329         --          --       --
     35          55,160     33,408      33,408   33,742         --          --       --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   81
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGES: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,329

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.75% NET)

                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ----------------------------  ------------------------------
  END OF     ACCUMULATED                CASH                            CASH
  POLICY    AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE       VALUE    BENEFIT
  -------   --------------  -------   ---------  -------  ---------   ---------  -------
      1          10,500      9,460      8,710    28,329      9,460      8,710    28,329
      2          11,025      9,301      8,551    28,329      9,301      8,551    28,329
      3          11,576      9,118      8,368    28,329      9,116      8,366    28,329
      4          12,155      8,939      8,339    28,329      8,900      8,300    28,329
      5          12,763      8,763      8,163    28,329      8,647      8,047    28,329
      6          13,401      8,589      8,189    28,329      8,349      7,949    28,329
      7          14,071      8,418      8,018    28,329      7,993      7,593    28,329
      8          14,775      8,251      8,051    28,329      7,565      7,365    28,329
      9          15,513      8,085      7,885    28,329      7,046      6,846    28,329
     10          16,289      7,923      7,923    28,329      6,412      6,412    28,329
     11          17,103      7,791      7,791    28,329      5,645      5,645    28,329
     12          17,959      7,660      7,660    28,329      4,704      4,704    28,329
     13          18,856      7,531      7,531    28,329      3,553      3,553    28,329
     14          19,799      7,404      7,404    28,329      2,144      2,144    28,329
     15          20,789      7,278      7,278    28,329        415        415    28,329
     16          21,829      7,154      7,154    28,329         --         --        --
     17          22,920      7,031      7,031    28,329         --         --        --
     18          24,066      6,911      6,911    28,329         --         --        --
     19          25,270      6,791      6,791    28,329         --         --        --
     20          26,533      6,674      6,674    28,329         --         --        --
     25          33,864      6,107      6,107    28,329         --         --        --
     35          55,160      5,079      5,079    28,329         --         --        --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0.00% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0.00%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Five and to the Owners of Units of
Interest therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for the each of the two years in the period ended December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                              ASIA
                             PACIFIC     DIVERSIFIED     GLOBAL ASSET
                           GROWTH FUND   INCOME FUND    ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------   -----------   -----------------
ASSETS
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares         39,192
    Cost         $409,610
    Market Value.........  $  360,568        --             --
  Putnam VT Diversified
   Income Fund
    Shares        220,923
    Cost       $2,412,930
    Market Value.........      --        $2,498,643         --
  Putnam VT Global Asset
   Allocation Fund
    Shares        167,002
    Cost       $2,779,091
    Market Value.........      --            --           $3,132,958
  Putnam VT Global Growth
   Fund
    Shares        348,458
    Cost       $5,697,759
    Market Value.........      --            --             --
  Putnam VT Growth and
   Income Fund
    Shares        865,166
    Cost      $20,237,142
    Market Value.........      --            --             --
  Putnam VT High Yield
   Fund
    Shares        247,281
    Cost       $3,105,496
    Market Value.........      --            --             --
  Putnam VT International
   Growth Fund
    Shares         26,962
    Cost         $294,404
    Market Value.........      --            --             --
  Putnam VT International
   Growth and Income Fund
    Shares         31,389
    Cost         $348,543
    Market Value.........      --            --             --
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....      --            --                   31
  Receivable from fund
   shares sold...........      --                64         --
                           -----------   -----------   -----------------
  Total Assets...........     360,568     2,498,707        3,132,989
                           -----------   -----------   -----------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....           2        --             --
  Payable for fund shares
   purchased.............      --            --             --
                           -----------   -----------   -----------------
  Total Liabilities......           2        --             --
                           -----------   -----------   -----------------
  Net Assets (variable
   life contract
   liabilities)..........  $  360,566    $2,498,707       $3,132,989
                           -----------   -----------   -----------------
                           -----------   -----------   -----------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........      37,853       178,602          181,430
  Unit Price.............  $ 9.525374    $13.990371       $17.268298
  Contract Liability.....  $  360,566    $2,498,707       $3,132,989

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL
                             GLOBAL       GROWTH AND       HIGH       INTERNATIONAL     GROWTH AND
                           GROWTH FUND   INCOME FUND    YIELD FUND     GROWTH FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   -----------   -------------   --------------
ASSETS
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares         39,192
    Cost         $409,610
    Market Value.........      --            --             --            --               --
  Putnam VT Diversified
   Income Fund
    Shares        220,923
    Cost       $2,412,930
    Market Value.........      --            --             --            --               --
  Putnam VT Global Asset
   Allocation Fund
    Shares        167,002
    Cost       $2,779,091
    Market Value.........      --            --             --            --               --
  Putnam VT Global Growth
   Fund
    Shares        348,458
    Cost       $5,697,759
    Market Value.........  $6,390,726        --             --            --               --
  Putnam VT Growth and
   Income Fund
    Shares        865,166
    Cost      $20,237,142
    Market Value.........      --        $24,501,515        --            --               --
  Putnam VT High Yield
   Fund
    Shares        247,281
    Cost       $3,105,496
    Market Value.........      --            --         $3,367,965        --               --
  Putnam VT International
   Growth Fund
    Shares         26,962
    Cost         $294,404
    Market Value.........      --            --             --         $  308,179          --
  Putnam VT International
   Growth and Income Fund
    Shares         31,389
    Cost         $348,543
    Market Value.........      --            --             --            --           $   361,910
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....         213        --                 47        --               --
  Receivable from fund
   shares sold...........      --            --             --                 23          --
                           -----------   ------------   -----------   -------------   --------------
  Total Assets...........   6,390,939     24,501,515     3,368,012        308,202          361,910
                           -----------   ------------   -----------   -------------   --------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....      --                 86        --            --                    37
  Payable for fund shares
   purchased.............         209        --                 28        --               --
                           -----------   ------------   -----------   -------------   --------------
  Total Liabilities......         209             86            28        --                    37
                           -----------   ------------   -----------   -------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........  $6,390,730    $24,501,429    $3,367,984     $  308,202      $   361,873
                           -----------   ------------   -----------   -------------   --------------
                           -----------   ------------   -----------   -------------   --------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........     408,646      1,192,000       220,685         26,538           30,304
  Unit Price.............  $15.638791    $ 20.554886    $15.261496     $11.613622      $ 11.941331
  Contract Liability.....  $6,390,730    $24,501,429    $3,367,984     $  308,202      $   361,873

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                            INTERNATIONAL NEW       MONEY             NEW
                           OPPORTUNITIES FUND    MARKET FUND   OPPORTUNITIES FUND
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------   -----------   ------------------
ASSETS
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares         55,483
    Cost         $583,820
    Market Value:........       $ 552,610            --              --
  Putnam VT Money Market
   Fund
    Shares      4,369,477
    Cost       $4,369,477
    Market Value:........        --              $4,369,477          --
  Putnam VT New
   Opportunities Fund
    Shares        590,759
    Cost      $10,187,467
    Market Value:........        --                  --           $12,541,819
  Putnam VT New Value
   Fund
    Shares         74,976
    Cost         $798,149
    Market Value:........        --                  --              --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares         71,748
    Cost         $934,277
    Market Value:........        --                  --              --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        134,120
    Cost       $1,836,083
    Market Value:........        --                  --              --
  Putnam VT Vista Fund
    Shares         36,520
    Cost         $407,685
    Market Value:........        --                  --              --
  Putnam VT Voyager Fund
    Shares        347,145
    Cost      $11,091,194
    Market Value:........        --                  --              --
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....        --                      88               828
  Receivable from fund
   shares sold...........        --                  --              --
                               ----------        -----------   ------------------
  Total Assets...........         552,610         4,369,565        12,542,647
                               ----------        -----------   ------------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....        --                  --              --
  Payable for fund shares
   purchased.............        --                      58          --
                               ----------        -----------   ------------------
  Total Liabilities......        --                      58          --
                               ----------        -----------   ------------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $ 552,610        $4,369,507       $12,542,647
                               ----------        -----------   ------------------
                               ----------        -----------   ------------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........          55,319         3,749,175           634,437
  Unit Price.............       $9.989509        $ 1.165458       $ 19.769721
  Contract Liability.....       $ 552,610        $4,369,507       $12,542,647
GRAND TOTAL CONTRACT
  LIABILITY (ALL
  SUB-ACCOUNTS)..........

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         U.S. GOVERNMENT
                                               AND          UTILITIES
                               NEW        HIGH QUALITY     GROWTH AND
                           VALUE FUND       BOND FUND      INCOME FUND   VISTA FUND    VOYAGER FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   ---------------   -----------   -----------   ------------
ASSETS
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares         55,483
    Cost         $583,820
    Market Value:........      --             --               --            --            --
  Putnam VT Money Market
   Fund
    Shares      4,369,477
    Cost       $4,369,477
    Market Value:........      --             --               --            --            --
  Putnam VT New
   Opportunities Fund
    Shares        590,759
    Cost      $10,187,467
    Market Value:........      --             --               --            --            --
  Putnam VT New Value
   Fund
    Shares         74,976
    Cost         $798,149
    Market Value:........  $  881,713         --               --            --            --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares         71,748
    Cost         $934,277
    Market Value:........      --          $  962,859          --            --            --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        134,120
    Cost       $1,836,083
    Market Value:........      --             --           $2,298,810        --            --
  Putnam VT Vista Fund
    Shares         36,520
    Cost         $407,685
    Market Value:........      --             --               --        $  449,928        --
  Putnam VT Voyager Fund
    Shares        347,145
    Cost      $11,091,194
    Market Value:........      --             --               --            --        $13,566,417
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....      --             --                  506        --                461
  Receivable from fund
   shares sold...........           1             121          --            --            --
                           -----------   ---------------   -----------   -----------   ------------
  Total Assets...........     881,714         962,980       2,299,316       449,928     13,566,878
                           -----------   ---------------   -----------   -----------   ------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....      --                 122          --                 2        --
  Payable for fund shares
   purchased.............      --             --                  389        --            --
                           -----------   ---------------   -----------   -----------   ------------
  Total Liabilities......      --                 122             389             2        --
                           -----------   ---------------   -----------   -----------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  881,714      $  962,858      $2,298,927    $  449,926    $13,566,878
                           -----------   ---------------   -----------   -----------   ------------
                           -----------   ---------------   -----------   -----------   ------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........      74,976          71,791         119,168        36,516        670,510
  Unit Price.............  $11.759921      $13.411936      $19.291514    $12.321288    $ 20.233655
  Contract Liability.....  $  881,714      $  962,858      $2,298,927    $  449,926    $13,566,878
GRAND TOTAL CONTRACT
  LIABILITY (ALL
  SUB-ACCOUNTS)..........                                                              $76,547,547

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                              ASIA
                             PACIFIC     DIVERSIFIED    GLOBAL ASSET
                           GROWTH FUND   INCOME FUND   ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   ---------------
INVESTMENT INCOME:
  Dividends..............    $  6,828    $  132,930       $ 69,277
                           -----------   -----------   ---------------
CAPITAL GAINS INCOME.....      --            20,956        118,411
                           -----------   -----------   ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         132        11,405          1,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (65,164)       14,728        222,497
                           -----------   -----------   ---------------
    Net gain (loss) on
     investments.........     (65,032)       26,133        223,842
                           -----------   -----------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(58,204)   $  180,019       $411,530
                           -----------   -----------   ---------------
                           -----------   -----------   ---------------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                     INTERNATIONAL
                             GLOBAL      GROWTH AND       HIGH       INTERNATIONAL    GROWTH AND
                           GROWTH FUND   INCOME FUND   YIELD FUND     GROWTH FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*    SUB-ACCOUNT*
                           -----------   -----------   -----------   -------------   -------------
INVESTMENT INCOME:
  Dividends..............   $104,380     $   24,482     $165,816        $ 4,598         $10,865
                           -----------   -----------   -----------   -------------   -------------
CAPITAL GAINS INCOME.....    112,272        789,799       19,228         --              --
                           -----------   -----------   -----------   -------------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (747)        (3,845)       1,555             (3)            145
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    425,520      2,878,520      177,334         13,775          13,367
                           -----------   -----------   -----------   -------------   -------------
    Net gain (loss) on
     investments.........    424,773      2,874,675      178,889         13,772          13,512
                           -----------   -----------   -----------   -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $641,425     $3,988,956     $363,933        $18,370         $24,377
                           -----------   -----------   -----------   -------------   -------------
                           -----------   -----------   -----------   -------------   -------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL NEW       MONEY             NEW
                           OPPORTUNITIES FUND   MARKET FUND   OPPORTUNITIES FUND
                              SUB-ACCOUNT*      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------   -----------   ------------------
INVESTMENT INCOME:
  Dividends..............       $  1,554         $263,015        $  --
                                --------        -----------   ------------------
CAPITAL GAINS INCOME.....       --                 --               --
                                --------        -----------   ------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (129)          --                 24,784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (31,210)          --              2,122,853
                                --------        -----------   ------------------
    Net gain (loss) on
     investments.........        (31,339)          --              2,147,637
                                --------        -----------   ------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(29,785)        $263,015        $ 2,147,637
                                --------        -----------   ------------------
                                --------        -----------   ------------------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          U.S. GOVERNMENT AND    UTILITIES
                               NEW           HIGH QUALITY       GROWTH AND
                            VALUE FUND         BOND FUND        INCOME FUND   VISTA FUND    VOYAGER FUND
                           SUB-ACCOUNT*       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*
                           ------------   -------------------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends..............    $--                $41,593          $ 50,859       $    33      $   18,916
                           ------------         -------         -----------   -----------   ------------
CAPITAL GAINS INCOME.....     --               --                  69,354        --             407,658
                           ------------         -------         -----------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (7,183)             1,535             2,809        (8,009)          4,822
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     83,564             23,755           341,948        42,243       2,153,271
                           ------------         -------         -----------   -----------   ------------
    Net gain (loss) on
     investments.........     76,381             25,290           344,757        34,234       2,158,093
                           ------------         -------         -----------   -----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $76,381            $66,883          $464,970       $34,267      $2,584,667
                           ------------         -------         -----------   -----------   ------------
                           ------------         -------         -----------   -----------   ------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                              ASIA
                             PACIFIC     DIVERSIFIED    GLOBAL ASSET
                           GROWTH FUND   INCOME FUND   ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  6,828    $  132,930      $   69,277
  Capital gains income...      --            20,956         118,411
  Net realized gain
   (loss) on security
   transactions..........         132        11,405           1,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (65,164)       14,728         222,497
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (58,204)      180,019         411,530
                           -----------   -----------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      --            --             --
  Net transfers..........      79,345       672,116       1,228,080
  Surrenders.............      (6,561)      (19,125)        (73,245)
  Net loan activity......          10            13          (8,703)
  Cost of insurance......      (2,368)      (18,488)        (16,817)
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      70,426       634,516       1,129,315
                           -----------   -----------   ---------------
  Total increase
   (decrease) in net
   assets................      12,222       814,535       1,540,845
NET ASSETS:
  Beginning of period....     348,344     1,684,172       1,592,144
                           -----------   -----------   ---------------
  End of period..........    $360,566    $2,498,707      $3,132,989
                           -----------   -----------   ---------------
                           -----------   -----------   ---------------

* From inception, January 2, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL
                             GLOBAL       GROWTH AND       HIGH       INTERNATIONAL    GROWTH AND
                           GROWTH FUND   INCOME FUND    YIELD FUND     GROWTH FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*    SUB-ACCOUNT*
                           -----------   ------------   -----------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................  $  104,380    $   324,482    $  165,816      $  4,598        $ 10,865
  Capital gains income...     112,272        789,799        19,228        --              --
  Net realized gain
   (loss) on security
   transactions..........        (747)        (3,845)        1,555            (3)            145
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     425,520      2,878,520       177,334        13,775          13,367
                           -----------   ------------   -----------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     641,425      3,988,956       363,933        18,370          24,377
                           -----------   ------------   -----------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............      --            --             --             1,000           1,000
  Net transfers..........   2,514,584      8,374,826     1,399,456       298,426         346,481
  Surrenders.............    (102,670)      (532,447)      (72,741)       (2,846)         (3,498)
  Net loan activity......     (72,872)      (152,771)        3,935        (5,512)         (5,432)
  Cost of insurance......     (37,044)      (129,399)      (18,397)       (1,236)         (1,055)
                           -----------   ------------   -----------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,301,998      7,560,209     1,312,253       289,832         337,496
                           -----------   ------------   -----------   -------------   -------------
  Total increase
   (decrease) in net
   assets................   2,943,423     11,549,165     1,676,186       308,202         361,873
NET ASSETS:
  Beginning of period....   3,447,307     12,952,264     1,691,798        --              --
                           -----------   ------------   -----------   -------------   -------------
  End of period..........  $6,390,730    $24,501,429    $3,367,984      $308,202        $361,873
                           -----------   ------------   -----------   -------------   -------------
                           -----------   ------------   -----------   -------------   -------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL NEW        MONEY              NEW
                           OPPORTUNITIES FUND    MARKET FUND    OPPORTUNITIES FUND
                              SUB-ACCOUNT*       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  1,554        $     263,015      $  --
  Capital gains income...       --                   --               --
  Net realized gain
   (loss) on security
   transactions..........           (129)            --                 24,784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (31,210)            --              2,122,853
                                --------        -------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (29,785)             263,015        2,147,637
                                --------        -------------   ------------------
UNIT TRANSACTIONS:
  Purchases..............          1,000           24,471,594         --
  Net transfers..........        594,284          (25,898,707)       3,948,752
  Surrenders.............         (6,019)            (138,936)        (264,042)
  Net loan activity......         (4,621)          (1,205,487)         (71,438)
  Cost of insurance......         (2,249)             (47,389)         (64,510)
                                --------        -------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        582,395           (2,818,925)       3,548,762
                                --------        -------------   ------------------
  Total increase
   (decrease) in net
   assets................        552,610           (2,555,910)       5,696,399
NET ASSETS:
  Beginning of period....       --                  6,925,417        6,846,248
                                --------        -------------   ------------------
  End of period..........       $552,610        $   4,369,507      $12,542,647
                                --------        -------------   ------------------
                                --------        -------------   ------------------

* From inception, January 2, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          U.S. GOVERNMENT AND    UTILITIES
                               NEW           HIGH QUALITY       GROWTH AND    VISTA FUND
                            VALUE FUND         BOND FUND        INCOME FUND      SUB-       VOYAGER FUND
                           SUB-ACCOUNT*       SUB-ACCOUNT       SUB-ACCOUNT    ACCOUNT*     SUB-ACCOUNT
                           ------------   -------------------   -----------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $ --              $ 41,593         $   50,859     $     33     $    18,916
  Capital gains income...      --              --                   69,354       --             407,658
  Net realized gain
   (loss) on security
   transactions..........      (7,183)            1,535              2,809       (8,009)          4,822
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      83,564            23,755            341,948       42,243       2,153,271
                           ------------        --------         -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      76,381            66,883            464,970       34,267       2,584,667
                           ------------        --------         -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       1,000          --                   --            1,000         --
  Net transfers..........     822,347           290,877            842,138      425,017       4,061,985
  Surrenders.............      (9,033)          (30,658)           (45,296)      (3,307)       (284,657)
  Net loan activity......      (5,472)           43,121            (11,744)      (5,648)        (36,310)
  Cost of insurance......      (3,509)           (5,318)           (12,723)      (1,403)        (71,377)
                           ------------        --------         -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     805,333           298,022            772,375      415,659       3,669,641
                           ------------        --------         -----------   -----------   ------------
  Total increase
   (decrease) in net
   assets................     881,714           364,905          1,237,345      449,926       6,254,308
NET ASSETS:
  Beginning of period....      --               597,953          1,061,582       --           7,312,570
                           ------------        --------         -----------   -----------   ------------
  End of period..........    $881,714          $962,858         $2,298,927     $449,926     $13,566,878
                           ------------        --------         -----------   -----------   ------------
                           ------------        --------         -----------   -----------   ------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                              ASIA
                             PACIFIC     DIVERSIFIED    GLOBAL ASSET
                           GROWTH FUND   INCOME FUND   ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  2,103    $   21,970      $   16,598
  Capital gains income...      --            --              10,892
  Net realized gain
   (loss) on security
   transactions..........         139        11,050             (60)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      15,115        65,917         117,195
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      17,357        98,937         144,625
                           -----------   -----------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      --            --             --
  Net transfers..........     292,487     1,527,357       1,263,299
  Surrenders.............      (3,336)      (42,573)        (25,561)
  Net loan activity......         (19)          (30)             (1)
  Cost of insurance......      (1,348)       (5,600)         (5,712)
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     287,784     1,479,154       1,232,025
                           -----------   -----------   ---------------
  Total increase
   (decrease) in net
   assets................     305,141     1,578,091       1,376,650
NET ASSETS:
  Beginning of period....      43,203       106,081         215,494
                           -----------   -----------   ---------------
  End of period..........    $348,344    $1,684,172      $1,592,144
                           -----------   -----------   ---------------
                           -----------   -----------   ---------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                             GLOBAL       GROWTH AND       HIGH          MONEY              NEW
                           GROWTH FUND   INCOME FUND    YIELD FUND    MARKET FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                           -----------   ------------   -----------   ------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   23,213    $   190,521    $   58,411    $    208,905       $ --
  Capital gains income...      33,815         86,385        --             --              --
  Net realized gain
   (loss) on security
   transactions..........         515           (249)       12,566         --                (8,438)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     242,512      1,193,437        76,806         --                80,783
                           -----------   ------------   -----------   ------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     300,055      1,470,094       147,783         208,905           72,345
                           -----------   ------------   -----------   ------------   ------------------
UNIT TRANSACTIONS:
  Purchases..............      --              7,606        --          33,859,102            7,159
  Net transfers..........   2,718,060      9,205,818     1,302,945     (28,335,131)       5,351,891
  Surrenders.............     (92,232)      (177,135)      (15,962)        (82,757)        (120,649)
  Net loan activity......      (4,157)       (14,121)         (382)     (1,520,254)          (1,410)
  Cost of insurance......     (12,445)       (46,206)       (7,414)        (45,730)         (26,304)
                           -----------   ------------   -----------   ------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,609,226      8,975,962     1,279,187       3,875,230        5,210,687
                           -----------   ------------   -----------   ------------   ------------------
  Total increase
   (decrease) in net
   assets................   2,909,281     10,446,056     1,426,970       4,084,135        5,283,032
NET ASSETS:
  Beginning of period....     538,026      2,506,208       264,828       2,841,282        1,563,216
                           -----------   ------------   -----------   ------------   ------------------
  End of period..........  $3,447,307    $12,952,264    $1,691,798    $  6,925,417       $6,846,248
                           -----------   ------------   -----------   ------------   ------------------
                           -----------   ------------   -----------   ------------   ------------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                           U.S. GOVERNMENT AND    UTILITIES
                              HIGH QUALITY       GROWTH AND
                                BOND FUND        INCOME FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           -------------------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................       $ 23,073         $   20,790     $   48,841
  Capital gains income...       --                   --             94,981
  Net realized gain
   (loss) on security
   transactions..........             (7)             2,502         (1,003)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (6,719)            95,368        192,061
                                --------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         16,347            118,660        334,880
                                --------         -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       --                   --              7,606
  Net transfers..........        381,013            662,417      5,629,844
  Surrenders.............         (8,236)           (10,864)      (104,445)
  Net loan activity......        (25,381)            (1,571)          (209)
  Cost of insurance......         (3,228)            (5,397)       (27,501)
                                --------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        344,168            644,585      5,505,295
                                --------         -----------   ------------
  Total increase
   (decrease) in net
   assets................        360,515            763,245      5,840,175
NET ASSETS:
  Beginning of period....        237,438            298,337      1,472,395
                                --------         -----------   ------------
  End of period..........       $597,953         $1,061,582     $7,312,570
                                --------         -----------   ------------
                                --------         -----------   ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

               PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    C) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

--------------------------------------------------------------------------------

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

--------------------------------------------------------------------------------

("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
    The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.

MORTGAGE LOANS
    Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

--------------------------------------------------------------------------------

exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.